UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                      FORM N-PX

                 ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                    Investment Company Act file number 811-10341
                                                       ---------

                       UBS Tamarack International Fund, L.L.C.
          ----------------------------------------------------------------
                 (Exact name of registrant as specified in charter)

                            51 W 52nd Street, 23rd Floor
                                 New York, NY 10019
          ----------------------------------------------------------------
                 (Address of principal executive offices) (Zip code)


                                 Steven S. Drachman
                           c/o UBS Financial Services Inc.
                            51 W 52nd Street, 23rd Floor
                                 New York, NY 10019
          ----------------------------------------------------------------
                       (Name and address of agent for service)

          Registrant's telephone number, including area code: 212-882-5819
                                                              ------------

                        Date of fiscal year end: December 31
                                                 -----------

               Date of reporting period: July 1, 2008 - June 30, 2009
                                         ----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                                 PROXY VOTING RECORD
                      FOR PERIOD JULY 1, 2008 TO JUNE 30, 2009



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SLC AGRICOLA SA

Ticker Symbol: SLCJF                                CUSIP/Security ID: P8711D107
Meeting Date: 11-Aug-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Approve to consolidate the Corporate ByLaws.                     Issuer          Voted      For                    For


--------------------------------------------------------------------------------
CHUNGHWA TELECOM CO LTD.

Ticker Symbol: CHWAF                                CUSIP/Security ID: Y1613J108
Meeting Date: 14-Aug-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Approve the capitalization of 2007 capital surplus.              Issuer          Voted      For                    For
(2) Approve the Article of capital decrease.                         Issuer          Voted      For                    For
(3) Other business and extemporary motion.                           Issuer          Voted      For                    For


--------------------------------------------------------------------------------
PEACE MARK (HOLDINGS) LTD

Ticker Symbol: PCMHF                                CUSIP/Security ID: G6957A209
Meeting Date: 27-Aug-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive and adopt the audited financial statements of the         Issuer          Voted      For                    For
Company, the reports of the Directors (the Directors) and the
Auditors (the Auditors) of the Company for the YE 31 MAR 2008.
2.i) Re-elect Mr. De Jaillon Hugues Jacques as a Director.           Issuer          Voted      For                    For
2.ii) Re-elect Mr. Tay Liam Wee as a Director.                       Issuer          Voted      For                    For
2.iii) Re-elect Mr. Cheng Kwan Ling as a Director.                   Issuer          Voted      For                    For
2.iv) Re-elect Ms. Susan So as a Director.                           Issuer          Voted      For                    For
3) Authorize the Board of Directors to fix the remuneration of the   Issuer          Voted      For                    For
Directors by reference to the recommendation of the Remuneration
Committee of the Company.
4) Re-appoint the Auditors for the coming FY and authorize the       Issuer          Voted      For                    For
Directors to fix their remuneration.
5.A) Authorize the Directors of the Company to allot, issue and      Issuer          Voted      For                    For
deal with additional share(s) in the share capital of the Company and to make or grant offers, agreements and options [including warrants, bonds and debentures convertible into or exchangeable for shares of the Company] which would or might require the exercise of such powers, during and after the relevant period, otherwise than pursuant to: i) a rights issue [as specified]; ii) an issue of shares of the Company as scrip dividend or similar arrangements providing for the allotment of Shares in lieu of the whole or part of a dividend on the shares in accordance with the bye-laws of the
Company or iii) an issue of shares under the Company's share option scheme or any similar arrangements for the time being adopted by the Company and/or any of its subsidiaries for the grant or issue of shares or rights to acquire shares of the Company, shall not exceed 20% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier of the conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the Bye-laws of the Company or other applicable laws to be held]
5.B) Authorize the Directors of the Company to purchase shares of    Issuer          Voted      For                    For
the Company on the Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other stock exchange on which the shares of the
Company may be listed and is recognized by the Securities and
Futures Commission and the Stock Exchange for this purpose, during the relevant period [as specified], subject to and in accordance with all applicable laws, and in accordance with the provisions of, and in the manner specified in, the Rules Governing the Listing of
Securities on the Stock Exchange or of any stock exchange [as amended from time to time], the aggregate nominal amount of the shares of the Company which are authorized to be repurchased or agreed conditionally or unconditionally to be repurchased by the
Directors of the Company pursuant to the approval in this
resolution during the relevant period shall not exceed 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires earlier of the
conclusion of the next AGM of the Company; or the expiration of the period within which the next AGM of the Company is required by the
Bye-laws of the Company or other applicable laws to be held]
6) Approve, conditional upon the passing of the Resolutions 5.A and  Issuer          Voted      For                    For
5.B, the general mandate granted to the Directors of the Company and for the time being in force to exercise the powers of the
Company to allot, issue and deal with new shares pursuant to
Resolution 5.A in this notice of AGM be extended by the addition to the aggregate nominal amount of the share capital of the Company which may be allotted or agreed conditionally or unconditionally to be allotted by the Directors of the Company pursuant to such general mandate of an amount representing the aggregate nominal amount of shares repurchased by the Company under the authority granted pursuant to the Resolution 5.B, provided that such amount shall not exceed 10% of the aggregate nominal amount of the share capital of the Company in issue as at the date of passing this resolution.


--------------------------------------------------------------------------------
CHINA COMMUNICATIONS CONSTRUCTION COMPANY, LTD

Ticker Symbol: CCCGF                                CUSIP/Security ID: Y14369105
Meeting Date: 29-Aug-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(S.1) Authorize the Company, within 30 months from the date of       Issuer          Voted      For                    For
passing of this resolution, to issue domestic corporate bonds [the
'Domestic Corporate Bonds'] in the PRC in the principal amount of not more than RMB 15 billion; authorize the Board of Directors of the Company [the 'Board'], or under appropriate circumstances, more than 2 Directors approved by the Board, to: i) determine and finalize the terms and conditions of the proposed issue of the
Domestic Corporate Bonds, including but not limited to, the final amount of issue, the offering method and the interest rate; and ii)
do all such acts and things, to sign and execute all such other documents, deeds, instruments and agreements [the 'Ancillary
Documents'], to make applications to the relevant regulatory authorities for the approval of the issue of the Domestic Corporate
Bonds and to take such steps as they may consider necessary, appropriate, expedient and in the interests of the Company to give effect to or in connection with the issue of the Domestic Corporate
Bonds or any transactions contemplated thereunder and all other matters incidental thereto, and to agree to any amendments to any of the terms of the Ancillary Documents which in the opinion of the
Board are in the interests of the Company.


--------------------------------------------------------------------------------
SLC AGRICOLA SA

Ticker Symbol: SLCJF                                CUSIP/Security ID: P8711D107
Meeting Date: 11-Aug-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Approve the capitalization of the amount of BRL 277,585,744.24,  Issuer          Voted      For                    For
corresponding to the part of the account of premium reserve on the issuance of shares, increasing the share capital from BRL
279,848,165.60 to BRL 557,433,909.85.
(2) Approve the Bylaws amendments, with the proposed amendment of    Issuer          Voted      For                    For
the following articles update the wording of the main part of
Article 5 of the Corporate Bylaws, to reflect the increase of the share capital from BRL 191,002,659.85 to BRL 279,848,165.60, done previously on the resolution of the Board of Directors within the limit of the authorized capital, and from BRL 279,848,165.60 to BRL
557,433,909.85 as a result of the resolutions referred to in Item
(i), represented by 98,897,500 common, nominative, book entry shares with no par value, to amend the main part of Article 6, proposing an increase in the authorized capital, to amend Article
19 (vii) of the Corporate bylaws, detailing the types of budget used by the Company, to amend Article 19 (xvi), to specify the types of transactions with shares that the Company can carry out, to amend Article 19 (xxiv), making it explicit that the Company will be able to give endorsements, bonds and guarantees for its subsidiaries and affiliates, inclusion of an Article 19 (xxiv), delegating to the Board of Directors the predefinition of the hedge transaction policies, to amend Article 21 (iii), as a result of the amendment of Article 19 (vii), to amend Article 22 (iv), as a result of the inclusion of Article 9 (xxxiv), to amend Article 22
(v), to give the Board of Directors the authority to determine new responsibilities for the Financial Officer and the Investor
Relations Officer, to amend Article 23, to give the Board of
Directors the authority to determine the responsibilities of the officers who do not have a specific designation, to amend Article
24 (iii), as a result of the amendment of Article 19 (vii), to amend Article 31 (1), to adapt it to that which is provided for in
Article 161(6) of Law 6404/76, to renumber in Article 35, lines C,D and E to D,E and F, including as line C the possiblity of
establishing a tax incentive reserve, as provided for in Article
195a of Law 6404/76, to amend line E of Article 35, excluding the percentage of 75%, so that all of the remianing net profit balance, after the legal and bylaws deductions, can be allocated to the expansion reserve.
(3) Approve the total amount of total annual remuneration of the     Issuer          Voted      For                    For
Members of the Board of Directors.

--------------------------------------------------------------------------------
BG GROUP PLC

Ticker Symbol: BRGYY                                CUSIP/Security ID: 055434203
Meeting Date: 16-Sep-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Approve the acquisition of Origin Energy Limited.                Issuer          Voted      For                    For


--------------------------------------------------------------------------------
SEADRILL LIMITED

Ticker Symbol: SDRLY                                CUSIP/Security ID: 811727106
Meeting Date: 19-Sep-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Re-elect John Fredriksen as a Director of the Company.           Issuer          Voted      For                    For
(2) Re-elect Tor Olav Troim as a Director of the Company.            Issuer          Voted      For                    For
(3) Re-elect Jan Tore Stromme as a Director of the Company.          Issuer          Voted      For                    For
(4) Re-elect Kate Blankenship as a Director of the Company.          Issuer          Voted      For                    For
(5) Re-elect Kjell E. Jacobsen as a Director of the Company.         Issuer          Voted      For                    For
(6) Elect Kathrine Fredriksen as Director of the Company to fill     Issuer          Voted      For                    For
one of the two casual vacancies existing on the Board.
(7) Appoint PricewaterhouseCoopers as the Auditor and authorize the  Issuer          Voted      For                    For
Directors to determine their remuneration.
(8) Approve the remuneration of the Company's Board of Directors of  Issuer          Voted      For                    For
a total amount of fees not to exceed USD 600,000.00 for the year ending 31 DEC 2008.
(9) Approve to reduce the share premium account of the Company from  Issuer          Voted      For                    For
USD 1,955,452,000 to nil, and to credit the amount resulting from the reduction to the Company's contributed surplus account with immediate effect.
(10) Transact other business.                                        Issuer          None       None                   None


--------------------------------------------------------------------------------
ASOS PLC, LONDON

Ticker Symbol: ASOMF                                CUSIP/Security ID: G0536Q108
Meeting Date: 1-Oct-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Receive and adopt the financial statements of the Group for the  Issuer          Voted      For                    For
12 months ended 31 MAR 2008 together with the reports of the
Directors and the Auditors thereon.
(2) Re-elect Peter Williams as a Director, who retires by rotation   Issuer          Voted      For                    For
in accordance with the Company's Articles of Association.
(3) Re-elect Robert Bready as a Director, who retires by rotation    Issuer          Voted      For                    For
in accordance with the Company's Articles of Association.
(4) Re-elect Jonathan Kamaluddin as a Director, who retires by       Issuer          Voted      For                    For
rotation in accordance with the Company's Articles of Association.
(5) Re-appoint PricewaterhouseCoopers LLP, Chartered Accountants,    Issuer          Voted      For                    For
London, as the Auditors of the Company to hold office from the conclusion of this meeting until the conclusion of the next meeting at which accounts are laid before the Company, at a level of remuneration to be determined by the Directors.
(6) Authorize the Directors, in substitution for any existing        Issuer          Voted      For                    For
authority and for the purposes of Section 80 of the Companies Act
1985 [Section 80], to allot relevant securities [Section 80] up to an aggregate nominal amount of GBP 854,723; [Authority expires the earlier of the conclusion of the next AGM of the Company or 10 JAN
2010]; the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
(S.7) Authorize the Directors, in substitution for any existing      Issuer          Voted      For                    For
authority, subject to the passing of Resolution 6 and pursuant to
Section 95 of the Companies Act 1985, to allot equity securities
[Section 94 of the Act, including the sale of shares previously held as treasury shares within the scope of Section 94(3A) thereof]
for cash pursuant to the authority conferred by Resolution 6, disapplying the statutory pre-emption rights [Section 89(1) of the
Act] did not apply to any such allotment [or sale of treasury shares] provided that this power is limited to the allotment of equity securities: a) in connection with an issue by way of rights in favor of ordinary shareholders; b) up to an aggregate nominal amount of GBP 128,209 and c) and in connection with the issue of shares pursuant to existing share options issued under the
Company's Enterprise Management Investment Scheme and the Company's
unapproved Share Options Scheme [the share options], the allotment of ordinary shares of the Company pursuant to the exercise of the
Share Options up to an aggregate nominal amount of GBP 209,381;
[Authority expires the earlier of the conclusion of the next AGM of the Company or 10 JAN 2010;] the Directors may allot equity
securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.


--------------------------------------------------------------------------------
UNILEVER NV

Ticker Symbol: UN                                   CUSIP/Security ID: 904784709
Meeting Date: 3-Oct-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Opening and announcements.                                       Issuer          None       None                   None
(2) Approve the discussion report and annual report from the period  Issuer          Voted      For                    For
01 JUN 2007 - 30 JUN 2008.
(3) Approve the composition of the Executive Board.                  Issuer          Voted      For                    For
(4) Questions.                                                       Issuer          None       None                   None
(5) Closing.                                                         Issuer          None       None                   None


--------------------------------------------------------------------------------
IG GROUP HOLDINGS, PLC

Ticker Symbol: IGGRF                                CUSIP/Security ID: G4753Q106
Meeting Date: 7-Oct-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Receive the accounts for the YE 31                               Issuer          Voted      For                    For
(2) Re-elect Jonathan Davie as a Director.                           Issuer          Voted      For                    For
(3) Re-elect Nat Le Roux as a Director.                              Issuer          Voted      For                    For
(4) Declare a final dividend for the YE 31 MAY 2008 in the amount    Issuer          Voted      For                    For
of 9 pence per share.
(5) Re-appoint Ernst & Young as the Auditors to the Company to hold  Issuer          Voted      For                    For
office until the conclusion of the next AGM.
(6) Authorize the Directors to determine the Auditors' remuneration. Issuer          Voted      For                    For
(7) Approve the Directors' remuneration report for the YE 31 MAY     Issuer          Voted      For                    For
2008.
(8) Authorize the Directors to allot the relevant securities.        Issuer          Voted      For                    For
(S.9) Authorize the Company to purchase its own shares.              Issuer          Voted      For                    For
(S.10) Authorize the Directors to allot equity securities.           Issuer          Voted      For                    For
(S.11) Amend the Company's Articles of Association as specified.     Issuer          Voted      For                    For


--------------------------------------------------------------------------------
CIE FINANCIERE RICHEMONT SA, GENEVE

Ticker Symbol: CFRHF                                CUSIP/Security ID: H25662158
Meeting Date: 8-Oct-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Approve: a) the cancellation of all of the 1,914,000 existing    Issuer          Voted      For                    For
shares and reduction of the current issued share capital the
Company by an amount EUR 215,000,000 against transfer to Compagnie
Financiere Richemont S.A. of the entire luxury business of the
Company; b) to simultaneously convert the Company into a
Partnership Limited by shares [Societe en Commandite Par Actions]
qualifying as a Securitization Company under the Law of 22 MAR 2004 on securitization and to simultaneously convert the participation reserve of EUR 645,000,000 into capital and of the 574,200,000 participation certificates into new ordinary shares; c) to increase the capital by a further amount of EUR 1,123 against the issue of
1,000 Management shares to Reinet Investments Managers S.A. [the
Manager]; d) to adopt the New Articles of Incorporation, including a New Objects Clause as specified; and e) to adopt a new name:
Reinet Investments S.C.A.
(2) Elect Yves-Andre Istel, Ruggero Magnoni, Alan Quasha and Jurgen  Issuer          Voted      For                    For
Schrempp as the Members of the Board of Overseers until the holding of the OGM of the shareholders of the Company to be held by 30 SEP
2009.
(3) Authorize the Manager, from time to time, to purchase, acquire   Issuer          Voted      For                    For
or receive, in the name of the Company, shares in the Company up to
10% of the issued share capital from time to time, over the stock exchange or in privately negotiated transactions or otherwise, and in the case of acquisitions for value, at a purchase price being
[a] no less than 80% of the lowest stock price over the 30 days preceding the date of the purchase and [b] no more than [i] the higher of 5% above the average market value of the company's ordinary shares for the 5 business days prior to the day the purchase is made and [ii] a price higher than the higher of the price of the last independent trade and the highest current
independent bid on the trading venues where the purchase is to be carried out and on such terms as shall be determined by the
Manager, provided such purchase is in conformity with Article 49-2 of the Luxembourg Law of 10 AUG 1915, as amended, and with
applicable laws and regulations; [Authority expires at the end of
18 months]

--------------------------------------------------------------------------------
CIE FINANCIERE RICHEMONT SA, GENEVE

Ticker Symbol: CFRHF                                CUSIP/Security ID: H25662158
Meeting Date: 9-Oct-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Approve the restructuring of the business of the Company.        Issuer          Voted      For                    For
(2) Amend the Articles of the Association of the Company.            Issuer          Voted      For                    For


--------------------------------------------------------------------------------
DIAGEO PLC

Ticker Symbol: DEO                                  CUSIP/Security ID: 25243Q205
Meeting Date: 15-Oct-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Receive the reports and accounts of 2008.                        Issuer          Voted      For                    For
(2) Approve the Directors' remuneration report of 2008.              Issuer          Voted      For                    For
(3) Declare a final dividend.                                        Issuer          Voted      For                    For
(4) Re-elect Franz B. Humer as a Director, who retires by rotation.  Issuer          Voted      For                    For
(5) Re-elect Maria Lilja as a Director, who retires by rotation.     Issuer          Voted      For                    For
(6) Re-elect W.S. Shanahan as Director, who retires by rotation.     Issuer          Voted      For                    For
(7) Re-elect H.T. Stitzer as a Director, who retires by rotation.    Issuer          Voted      For                    For
(8) Elect Phillip G. Scott as a Director.                            Issuer          Voted      For                    For
(9) Re-appoint the Auditors and approve the remuneration of the      Issuer          Voted      For                    For
Auditors.
(10) Grant authority to allot relevant securities.                   Issuer          Voted      For                    For
(S.11) Approve the dis-application of pre-emption rights.            Issuer          Voted      For                    For
(S.12) Grant authority to purchase own ordinary shares.              Issuer          Voted      For                    For
(13) Grant authority to make political donations and/or incur        Issuer          Voted      For                    For
political expenditures.
(14) Adopt the Diageo Plc 2008 Performance Share Plan.               Issuer          Voted      For                    For
(15) Adopt the Diageo Plc 2008 Senior Executive Share Option Plan.   Issuer          Voted      For                    For
(16) Grant authority to establish international share plans.         Issuer          Voted      For                    For
(S.17) Amend the Articles of Association.                            Issuer          Voted      For                    For


--------------------------------------------------------------------------------
UNILEVER NV

Ticker Symbol: UN                                   CUSIP/Security ID: 904784709
Meeting Date: 29-Oct-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Appoint P. Polman as an Executive Director.                      Issuer          Voted      For                    For


--------------------------------------------------------------------------------
HANG LUNG PROPERTIES LTD.

Ticker Symbol: HLPPY                                CUSIP/Security ID: 41043M104
Meeting Date: 3-Nov-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(1) Receive and approve the financial statements and reports of the  Issuer          Voted      For                    For
Directors and the Auditors for the YE 30 JUN 2008.
(2) Declare a final dividend.                                        Issuer          Voted      For                    For
(3.A) Re-elect Hon Kwan Cheng as a Director.                         Issuer          Voted      For                    For
(3.B) Re-elect Shang Shing Yin as a Director.                        Issuer          Voted      For                    For
(3.C) Re-elect Nelson Wai Leung Yuen as a Director.                  Issuer          Voted      For                    For
(3.D) Re-elect Dominic Chiu Fai Ho as a Director.                    Issuer          Voted      For                    For
(3.E) Authorize the Board of Directors to fix the Directors' fees.   Issuer          Voted      For                    For
(4) Re-appoint KPMG as the Auditors of the Company and authorize     Issuer          Voted      For                    For
the Directors to fix their remuneration.
(5.A) Authorize the Directors of the Company, during the relevant    Issuer          Voted      For                    For
period [as specified], to purchase its shares in the capital of the
Company on The Stock Exchange of Hong Kong Limited [the Stock
Exchange] or on any other stock exchange recognized for this purpose by the Securities and Futures Commission and the Stock
Exchange under the Hong Kong Code on share repurchases, not
exceeding 10% of the aggregate nominal amount of the issued share capital of the Company at the date of passing this resolution, and the said approval shall be limited accordingly; [Authority expires the earlier of the conclusion of the next meeting of the Company or the expiration of the period within which the next meeting of the
Company is required by Law to be held.]
(5.B) Authorize the Directors of the Company, pursuant to Section    Issuer          Voted      For                    For
57B of the Companies Ordinance, to allot, issue and deal with additional shares in the capital of the Company to allot issue or options, warrants or similar rights to subscribe for any shares or such convertible securities and to make or grant offers, agreements and options, during and after the relevant period, not exceeding
20% of the aggregate nominal amount of the share capital of the
Company in issue at the date of passing this resolution and if the
Directors are so authorized by a separate ordinary resolution of the shareholders of the Company set out as Resolution No. 5.C as specified, the nominal amount of the share capital of the Company repurchased by the Company subsequent to the passing of this
Resolution, up to a maximum equivalent of 10% of the aggregate nominal amount of the share capital of the Company in issue at the date of passing this Resolution, and the said approval shall be limited accordingly, otherwise than pursuant to: i) a Rights Issue
[as specified]; ii) the exercise of rights of subscription or conversion under the terms of any warrants issued by the Company or any securities which are convertible into shares of the Company,
iii) any Option Scheme or similar arrangement for the time being adopted for the grant or issue of shares or rights to acquire shares of the Company, or iv) any scrip dividend or similar
arrangement providing for the allotment of shares in lieu of the whole or part of a dividend on shares of the Company in accordance with the Articles of Association of the Company.
(5.C) Authorize the Directors of the Company to exercise the powers  Issuer          Voted      For                    For
of the Company referred to in Resolution No. 5.B, in respect of the share capital of the Company referred to in such resolution.


--------------------------------------------------------------------------------
BANCA POPLARE DI MILANO BPM BIPIEMME, MILANO

Ticker Symbol: BPMLY                                CUSIP/Security ID: 59483107
Meeting Date: 12-Dec-08

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
(E.1) Amend the Articles 31, 32, 33, 36, 41, 44, 45 and              Issuer          For        For                    For
introduction of the Article 50 of the Company.


--------------------------------------------------------------------------------
JULIUS BAER HOLDING LTD.

Ticker Symbol: JBHGY                                CUSIP/Security ID: 481369106
Meeting Date: 8-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
To vote in the upcoming meeting, your name must be notified to the   Issuer          For        Abstain                For
company registrar as beneficial owner before the record date.
Please advice us now if you intend to vote. Note that the company registrar has discretion over granting voting rights. Once the agenda is available, a second notification will be issued
requesting your voting instructions.


--------------------------------------------------------------------------------
NOBEL BIOCARE

Ticker Symbol: NBHGF                                CUSIP/Security ID: H5783Q130
Meeting Date: 6-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
To vote in the upcoming meeting, your name must be notified to the   Issuer          For        Abstain                For
company registrar as beneficial owner before the record date.
Please advice us now if you intend to vote. Note that the company registrar has discretion over granting voting rights. Once the agenda is available, a second notification will be issued
requesting your voting instructions.


--------------------------------------------------------------------------------
NESTLE

Ticker Symbol: NSRGF                                CUSIP/Security ID: H57312649
Meeting Date: 23-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
To vote in the upcoming meeting, your name must be notified to the   Issuer          For        Abstain                For
company registrar as beneficial owner before the record date.
Please advice us now if you intend to vote. Note that the company registrar has discretion over granting voting rights. Once the agenda is available, a second notification will be issued
requesting your voting instructions.


--------------------------------------------------------------------------------
SYNGENTA AG, BASEL

Ticker Symbol: SYT                                  CUSIP/Security ID: 87060A100
Meeting Date: 21-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
To vote in the upcoming meeting, your name must be notified to the   Issuer          For        Abstain                For
company registrar as beneficial owner before the record date.
Please advice us now if you intend to vote. Note that the company registrar has discretion over granting voting rights. Once the agenda is available, a second notification will be issued
requesting your voting instructions.


--------------------------------------------------------------------------------
ACTELION LTD.

Ticker Symbol: ALIOF                                CUSIP/Security ID: H0032X135
Meeting Date: 24-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
To vote in the upcoming meeting, your name must be notified to the   Issuer          For        Abstain                For
company registrar as beneficial owner before the record date.
Please advice us now if you intend to vote. Note that the company registrar has discretion over granting voting rights. Once the agenda is available, a second notification will be issued
requesting your voting instructions.


--------------------------------------------------------------------------------
BANK OF CHINA LTD, BEIJING

Ticker Symbol: BACHF                                CUSIP/Security ID: Y0698A107
Meeting Date: 23-Mar-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the change in the means for distribution of periodic      Issuer          For        For                    For
reports to H share holders.

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ABB LTD

Ticker Symbol: ABB                                  CUSIP/Security ID: 000375204
Meeting Date: 5-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) To vote in the upcoming meeting, your name must be notified to    Issuer          For        Abstain                Abstain
the company registrar as beneficial owner before the record date.
Please advise us now if you intend to vote. Note that the company registrar has discretion over granting voting rights. Once the agenda is available, a second notification will be issued
requesting your voting instructions.


--------------------------------------------------------------------------------
ACTELION LTD.

Ticker Symbol: ALIOF                                CUSIP/Security ID: H0032X135
Meeting Date: 24-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) To vote in the upcoming meeting, your name must be notified to    Issuer          For        Abstain                Abstain
the company registrar as beneficial owner before the record date.
Please advise us now if you intend to vote. Note that the company registrar has discretion over granting voting rights. Once the agenda is available, a second notification will be issued
requesting your voting instructions.


--------------------------------------------------------------------------------
AXA SA

Ticker Symbol: AXAHF                                CUSIP/Security ID: F06106102
Meeting Date: 30-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
Please note in the French market that the only valid vote options are "For" and "Against" a vote of "Abstain" will be treated as an
"Against" vote.
Please note that this is a mix meeting.  Thank you.
o.1) Approve the financial statements and statutory reports.         Issuer          For        For                    For
o.2) Approve the consolidated financial statements and statutory     Issuer          For        For                    For
reports.
o.3) Approve the allocation of income and dividends of EUR 0.40 per  Issuer          For        For                    For
share.
o.4) Approve the Auditors' special report regarding related-party    Issuer          For        For                    For
transactions.
o.5) Re-elect Mr. Jacques de Chateauvieux as Supervisory Board       Issuer          For        For                    For
Member.
o.6) Re-elect Mr. Anthony Hamilton as a Supervisory Board Member.    Issuer          For        For                    For
o.7) Re-elect Mr. Michel Pebereau as a Supervisory Board Member.     Issuer          For        For                    For
o.8) Re-elect Mr. Dominique Reiniche as a Supervisory Board Member.  Issuer          For        For                    For
0.9) Authorize the repurchase of up to 10% of issued share capital.  Issuer          For        For                    For
e.10) Authorize the capitalization of reserves of up to EUR 1        Issuer          For        For                    For
billion for bonus issue or increase in par value.
e.11) Authorize the issuance of equity or equity-linked securities   Issuer          For        For                    For
with preemptive rights up to aggregate nominal amount of EUR 2 billion.
e.12) Authorize the issuance of Equity or Equity-Linked securities   Issuer          For        For                    For
without preemptive rights up to aggregate nominal amount of EUR 1 billion.
e.13) Authorize the Board to set issue price for 10% of issued       Issuer          For        For                    For
capital pursuant to issue authority without preemptive rights.
e.14) Authorize the Board to increase capital in the event of        Issuer          For        For                    For
additional demand related to delegation submitted to shareholder vote items 11 to 13 and 15 and 17
e.15) Grant authority to increase the capital of up to EUR 1         Issuer          For        For                    For
Billion for future exchange offers.
e.16) Grant authority to increase the capital of up to 10% of        Issuer          For        For                    For
issued capital for future acquisitions.
e.17) authorize the issuance of equity upon conversion of a          Issuer          For        For                    For
subsidiary's equity-linked securities for up to EUR 1 billion.
e.18) Approve the issuance of securities convertible into debt.      Issuer          For        For                    For
e.19) Approve the employee stock purchase plan.                      Issuer          For        For                    For
e.20) Approve the Stock Purchase Plan reserved for employees of      Issuer          For        For                    For
international subsidiaries.
e.21) Approve the reduction in share capital via cancellation of     Issuer          For        For                    For
repurchased shares.
e.22) Authorize the issuance of Preferred Stock [Class B] in favor   Issuer          For        For                    For
of Axa Assurances IARD Mutuelle and Axa Assurances Vie Mutuelle for
up to aggregate nominal amount of EUR 1 billion.
e.23) Authorize the issuance of Preferred Stock [Class C] with       Issuer          For        For                    For
preemptive rights for up to aggregate nominal amount of EUR 1 billion.
e.24) Authorize the issuance of preferred stock [Class D] without    Issuer          For        For                    For
preemptive rights for up to aggregate nominal amount of EUR 1 billion.
e.25) Adopt the new Articles of Association, pursuant to items 22    Issuer          For        For                    For
through 24
e.26) Grant authority for the filing of required documents/other     Issuer          For        For                    For
formalities.


--------------------------------------------------------------------------------
BANK OF CHINA

Ticker Symbol: BACHF                                CUSIP/Security ID: Y0698A107
Meeting Date: 23-Mar-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
S.1) Approve the Bank to issue subordinated bonds on the following   Issuer          For        For                    For
principal terms and conditions: 1) Aggregate principal amount: not more than RMB 120 billion; 2) Terms of the bonds: not less than 5 years; 3) Interest rates of the bonds: to be determined by
reference to market interest rates; 4) Method to repay principal and pay interest: to be determined taking into consideration the specific circumstances at the time of the issue; 5) Use of proceeds raised: to supplement the supplemental capital of the Bank; 6)
Period of validity of the resolution: from the date of approval by shareholders at the EGM to 31 Dec 2012.
2) Please note that this is a shareholders proposal: Authorize the   Issuer          Against    Against                Against
Board to deal with all related matters in connection with issue of the subordinated bonds, including but not limited to determining the specific terms of each issue of the subordinated bonds [such as the dated of the issue, principal amount to be issued, term of the bonds, interest rates of the bonds, and method of repayment of the principal and payment of interest etc] and authority has the same validity period as the Resolution.
3) Authorize the Board to delegate its power in connection with the  Issuer          For        For                    For
above matters to the management for the management to execute matters in connection with the issue of the subordinated bonds in accordance  with the specific circumstances.
1) Receive the report of the Directors and the accounts for the YE   Issuer          For        For                    For
31 DEC 2008.
2) Approve the Directors remuneration report for the YE 31 DEC 2008. Issuer          For        For                    For
3) Re-elect Mr. A Burgmans as a Director.                            Issuer          For        For                    For
4) Re-elect Mrs. C. B. Carroll as a Director                         Issuer          For        For                    For
5) Re-elect Sir William Castell as a Director.                       Issuer          For        For                    For
6) Re-elect Mr. I.C. Conn as a Director.                             Issuer          For        For                    For
7) Re-elect Mr. G. David as a Director.                              Issuer          For        For                    For
8) Re-elect M. E. B. Davis as a Director.                            Issuer          For        For                    For
9) Re-elect Mr. R. Dudley as a Director.                             Issuer          For        For                    For
10) re-elect Mr. D. J. Flint as a Director.                          Issuer          For        For                    For
11) Re-elect Dr. B.E. Grote as a Director.                           Issuer          For        For                    For
12) Re-elect Dr. A.B. Hayward as a Director.                         Issuer          For        For                    For
13) Re-elect Mr. A.G. Inglis as a Director.                          Issuer          For        For                    For
14) Re-elect Dr. D.S. Julius as a Director.                          Issuer          For        For                    For
15) Re-elect Sir Tom McKillop as a Director.                         Issuer          For        For                    For
16) Re-elect Sir Ian Prosser as a Director.                          Issuer          For        For                    For
17) Re-elect Mr. P.D. Sutherland as a Director.                      Issuer          For        For                    For
18) Re-appoint Ernst & Young LLP as the Auditors from the            Issuer          For        For                    For
conclusion of this meeting until the conclusion of the next general meeting before which accounts are laid and to authorize the
Directors to fix the Auditors remuneration.
S.19) Authorize the Company, in accordance with Section 163[3] of    Issuer          For        For                    For
the Companies Act 1985, to make market purchases [Section 163[3]]
with nominal value of USD 0.25 each in the capital of the Company, at a minimum price of USD 0.25 and not more than 5% above the average market value for such shares derived from the London Stock
Exchange Daily Official List, for the 5 business days preceding the date of purchase; [Authority expires at the conclusion of the AGM of the Company in 2010 or 15 JUL 2010]; the Company, before the expiry, may make a contract to purchase ordinary shares which will or may be executed wholly or partly after such expiry.
20) authorized the Directors by the Company's Articles of            Issuer          For        For                    For
Association to allot relevant securities up to an aggregate nominal amount equal to the Section 80 Amount of USD 1,561 million,;
[Authority expires the earlier of the conclusion of the next AGM in
2010 of the Company or 15 JUL 2010].
S.21) Authorize the Directors, pursuant to Section 89 of the         Issuer          For        For                    For
Companies Act 1985, to allot equity securities [Section89] to the allotment of equity securities: a) in connection with a rights issue; b) up to an aggregate nominal amount of USD 234 million;
[Authority expires the earlier of the conclusion of the next AGM in
2010 of the Company or 15 JUL 2010].
S.22) Grant Authority for the calling of general meeting of the      Issuer          For        For                    For
Company by notice of at least 14 clear days

--------------------------------------------------------------------------------
DEUTSCHE TELEKOM AG

Ticker Symbol: DT                                   CUSIP/Security ID: 251566105
Meeting Date: 30-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Presentation of the financial statements and annual report for                     None      None                   None
the 2008 FY with the report of the Supervisory Board, the Group financial statements and Group annual report as well as the report by the Board of Managing Directors pursuant to Sections 289(4) and
315(4) of the German Commercial Code.
2) Resolution on the appropriation of the distributable profit of    Issuer          For        For                    For
EUR 5,297,162,661.31 as follows"  payment of a dividend of RUR 0.78 per no-par share EUR 1,911,426,720.19 shall be carried forward ex-dividend and payable date: May 01, 2009.
3) Ratification of the Acts of the Board of Managing Directors.      Issuer          For        For                    For
4) Postponement of the ratification of the Acts of Klaus Zumwinkel,  Issuer          For        For                    For
former Member of the Supervisory Board, during the 2008 FY.
5) Ratification of the Acts of the Supervisory Board the Acts of     Issuer          For        For                    For
the members of the Supervisory Board during the 2008 FY shall be ratified with the exception of Acts by Klaus Zumwinkel.
6) Appointment of Auditors a) for the 2009 FY                        Issuer          For        For                    For
PricewaterhouseCoopers AG, Frankfurt and Ernst & Young AG,
Stuttgart b) for the abbreviation 2009 FY and the review of the interim report: PricewaterhouseCoopers AG, Frankfurt and Ernst &
young AG, Stuttgart.
7) Authorization to acquire own shares the Board of Managing         Issuer          For        For                    For
Directors shall be authorized, with the consent of the Supervisory
Board, to acquire shares of the Company of up to 10% of the
Company's share capital through the Stock Exchange at prices not deviating more than 5% from the market price of the shares or by way of a public repurchase offer to all shareholders at prices not deviating more than 10% from the market price of the shares, on or before 29 OCT 2010, the shares may also be acquired by third parties or the Company's affiliates, the Board of Managing
Directors shall be authorized, with the consent of the Supervisory
Board, to dispose of the shares by way of an offer to all
shareholders and to exclude shareholders subscription rights to dispose of the shares through the Stock Exchnage, float the shares on Foreign Stock Exchanges at prices not more than 5% below the market price of the shares, use the shares in connection with mergers and acquisitions and as employee shares for employees of the Company and its affiliates, sell the shaes to third parties against payment in cash at a price not materially below the market price of the shares, satisfy conv. and/or option rights, for residual amounts, and to retire the shares.
8) Election of Joerg Asmussen to the Supervisory Board               Issuer          For        For                    For
9) Election of Ulrich Schroeder to the Supervisory Board.            Issuer          For        For                    For
10) Approval of the control and Profit Transfer Agreement with the   Issuer          For        For                    For
Company's subsidiary Interactive Media CCSP GMBH, effective
retroactively from 01 JAN 2009 for at least 5 years.
11) Resolution on the revocation of the authorized capital 2004 and  Issuer          For        For                    For
the creation of the authorized capital 2009/I against payment in kind, and the correspondence amendment to the Art of Association a)
The authorized capital 2004 shall be revoked when the new
authorized capital comes into effect b) The Board of MDs shall be authorized, with the consent of the Supervisory Board, to increase the Company's share capital by up to EUR 2,176,000,000 through the issue of up to 850,000,000 registered no-par shares against payment in kind, on or before April 29, 2014. the Board of Managing
Directors shall be authorized, with the consent of the Supervisory
Board, to exclude shareholders subscription rights in connection with mergers and acquisition (authorized capital 2009/I) c) Section
5(2) of the Art. of Association shall be amended accordingly.
12) Resolution on the revocation of the authorized capital 2006 and  Issuer          For        For                    For
the creation of the authorized capital 2009/II against payment in cash and/or kind, and the correspondent amendment to the Art of
Association a) The authorized capital 2006 shall be revoked when the new authorized capital comes into effect b) The Board of
Managing Directors shall be authorized, with the consent of the supervisory board, to increase the Company's share capital by up to
EUR 38,400,000 through the issue of up to 15,000,000 registered no-par shares against payment in cash and/or kind, on or before
April 29, 2014, Shareholders, subscription rights shall be
excluded, the new shares shall only be issued to employees of the
Company and its affiliates, c) Section 5 (3) of the Art of
Association shall be amended accordingly.
13) Amendment to Section 15(2) of the Art if Association, in         Issuer          For        For                    For
respect of the Board of Managing Directors being authorized to permit the audiovisual transmission of the shareholders meeting.
14) Amendment to Section 16(1) and 2) of the Art of Association.     Issuer          For        For                    For


--------------------------------------------------------------------------------
INTERNATIONAL STL GROUP INC.

Ticker Symbol: N/A                                  CUSIP/Security ID: N/A
Meeting Date: 12-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the decision to (i) renew for a 5-year period the         Issuer          For        For                    For
authorized share capital of EUR 7,082,460,000 represented by
1,617,000,000 shares without nominal value, compared to the
Company's issued share capital of EUR 6,345,859,399.86 represented by 1,448,826,347 shares without nominal value, representing a potential maximum increase in the Company's issued share capital of
168,173,653 new shares, and (ii) authorized the Board of Directors of the Company to issue, within the limit of such authorized share capital, new shares for various types of transactions and to amend
Article 5.5 of the Articles of Association of the company.


--------------------------------------------------------------------------------
JULIUS BAER HOLDING LTD.

Ticker Symbol: JBHGY                                CUSIP/Security ID: 483169106
Meeting Date: 8-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the annual report, annual accounts of the group 2008      Issuer          For        For                    For
report of the Auditors.
2) Approve the appropriation of the balance profit.                  Issuer          For        For                    For
3) Grant discharge to the members of the Board of Directors and the  Issuer          For        For                    For
Management
4.1) Re-elect Mr. Raymon J. Baer                                     Issuer          For        For                    For
4.2) Approve the By-election of Mr. Leonhard H. Fischer              Issuer          For        For                    For
5) Elect the Auditors                                                Issuer          For        For                    For
6) Approve the reduction of the share capital with modification of   Issuer          For        For                    For
By-Laws
7) Approve the other modifications of By-Laws.                       Issuer          For        For                    For


--------------------------------------------------------------------------------
KUNGSLEDEN AB, STOCKHOLM

Ticker Symbol: KGSDF                                CUSIP/Security ID: W53033101
Meeting Date: 22-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Opening of the AGM                                                Issuer          For        For                    For
2) Election of Mr. Bengt Kjell as a Chairman of the AGM.             Issuer          For        For                    For
3) Drawing up and approval of the voting list.                       Issuer          For        For                    For
4) Approval of the agenda                                            Issuer          For        For                    For
5) Elect one or more persons to verify the minutes                   Issuer          For        For                    For
6) Determination as to whether the AGM has been duly convened.       Issuer          For        For                    For
7) Report on the work of the Board of Director's and the Committees  Issuer          For        For                    For
of the Board of Director's.
8) Presentation of the annual report and the audit report and the    Issuer          None       None                   None
consolidated financial statements and the consolidated audit report for 2008 and in this connection the Chief Executive Officer's report.
9.a) Adopt the income statement and the balance sheet and the        Issuer          For        For                    For
consolidated income statement and the consolidated balance sheet for 2008.
9.b) Approve a dividend of SEK 1.50 per share, the record date for   Issuer          For        For                    For
dividends is to be 27 APR 2009.
9.c) Grant discharge from the personal liability of the Board of     Issuer          For        For                    For
Directors and the CEO for the year 2008.
10) Report on the work of the Election Committee                     Issuer          None       None                   None
11) Approve the number of Members of the Board of Directors at 8     Issuer          For        For                    For
and no Deputy Members
12) Approve the remuneration to the Board of Directors, for the      Issuer          For        For                    For
Committee-work and to the Auditors as specified.
13) Elect Messrs. Bengt Kjell, Thomas Erseus, Magnus Meyer, Jan      Issuer          For        For                    For
Nygren, Jonas Nyren and Per-Anders Ovin as the members to the Board of Directors and Mr. Charlotta Wikstrom as a new Member to the
Board of Directors; and Mr. Bengt Kjell as the Chairman of the
Board of Directors.
14) Approve the new instruction for the Election Committee.          Issuer          For        For                    For
15) Please note that this is a shareholders proposal: elect Messrs.  Issuer          For        For                    For
Carl Rosen [Andra AP-fonden], K.G. Lindvall [Swedbank Robur fonder]
and Olle Floren [Olle Floren with Companies] as the members to the
Election Committee, furthermore, shall according to the
instruction, the Chairman of the Board of Directors be elected to a member of the Election Committee.
16) Approve the guidelines concerning remuneration and other         Issuer          For        For                    For
employment terms for the executive Management as specified.
17) Approve the decision on allotment in accordance with             Issuer          For        For                    For
Kungsleden's Share Option Incentive Programme as specified.
18) Approve a Share Option Incentive Programme [last year of 3       Issuer          For        For                    For
planned years] as specified
19) Closing of AGM                                                   Issuer          For        For                    For

--------------------------------------------------------------------------------
MEGASTUDY CO LTD, SEOUL

Ticker Symbol: MEDYF                                CUSIP/Security ID: Y59327109
Meeting Date: 20-Mar-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the financial statements.                                 Issuer          For        For                    For
2) Approve to change the Articles of Incorporation                   Issuer          For        For                    For
3) elect the Director.                                               Issuer          For        For                    For
4) Elect the Auditor.                                                Issuer          For        For                    For
5) Approve the remuneration limit for Director.                      Issuer          For        For                    For
6) Approve the remuneration limit for Auditor.                       Issuer          For        For                    For
7) Approve to change the severance payment for the Directors.        Issuer          For        For                    For


--------------------------------------------------------------------------------
SIG PLC, SHEFFIELD

Ticker Symbol: SIIGF                                CUSIP/Security ID: G80797106
Meeting Date: 13-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive and adopt the report and accounts for the YE 31 DEC 2008. Issuer          For        For                    For
2) Approve the Directors' remuneration report.                       Issuer          For        For                    For
3) Re-elect Mr. G. W. Davies                                         Issuer          For        For                    For
4) Re-elect Mr. D.A. Haxby                                           Issuer          For        For                    For
5) Re-appoint Deloitte LLP as the Auditors to the Company.           Issuer          For        For                    For
6) Authorize the Directors, pursuant to Section 80 of the Companies  Issuer          For        For                    For
Act 1985.
S.7) Authorize the Directors, pursuant to Section 95 of the          Issuer          For        For                    For
Companies Act 1985.
S.8) Approve to renew the authority for the Company to purchase its  Issuer          For        For                    For
own shares


--------------------------------------------------------------------------------
XSTRATA PLC, LONDON

Ticker Symbol: XSRAF                                CUSIP/Security ID: G9826T102
Meeting Date: 5-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Adopt the annual report and financial statements of the Company,  Issuer          For        For                    For
and the reports of the Directors and the Auditors thereon, for the
YE 31 DEC 2008
2) Approve the Directors' remuneration report [as specified] for     Issuer          For        For                    For
the YE 31 DEC 2008.
3)Re-elect Mr. Ivan Glasenberg as an Executive Director of the       Issuer          For        For                    For
Company retiring in accordance with Article 128 of the Company's
Articles of Association.
4) Re-elect Mr. Trevor Reid as an Executive Director of the Company  Issuer          For        For                    For
retiring in accordance with Article 128 of the Company's Articles of Association.
5) Re-elect Mr. Santiago Zaidumbide as an Executive Director of the  Issuer          For        For                    For
Company retiring in accordance with Article 128 of the Company's
Articles of Association.
6) Elect Mr. Peter Hooley as a Non-Executive Director of the         Issuer          For        For                    For
Company on the recommendation of the Board, in accordance with
Article 129 of the Company's Articles of Association.
7) Re-appoint Ernst & Young LLP as Auditors to the Company to hold   Issuer          For        For                    For
office until the conclusion of the next general meeting at which accounts are laid before the Company and to authorize the Directors to determine the remuneration of the Auditors.
8) Authorize the Directors to allot relevant securities [as          Issuer          For        For                    For
specified in the Companies Act 1985]; a) up to a nominal amount of
USD 488,835,270 [equivalent to 977,670,540 ordinary shares of USD
0.50 each in the capital of the Company; and b) comprising equity securities [as specified in the Companies Act 1985] up to a nominal amount of USD 977,670,540 [equivalent to 1,955,341,080 ordinary shares of USD 0.50 each in the capital of the Company] [including within such limit any shares issued under this Resolution] in connection with an offer by way of a rights issue: i) to ordinary shareholders in proportion [as nearly as may be practicalbe] to their existing holdings; and ii) to people who are holder of other equity securities if this is required by the rights of those securities or, if the Board considers it necessary, as permitted by the rights of those securities, and so that the Directors may impose any limits or restrictions and make any arrangements which it considers necessary or appropriate to deal with treasury shares, fractional entitlements, record dates, legal, regulatory or
practical problems in, or under the laws of, any territory or any other matter; [Authority expires the earlier of the conclusion of the next AGM]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
S.9) Aurhorize the Directors of all existing authorities and         Issuer          For        For                    For
provided resolution 8 is passed, to allot equity securities [as specified in the Companies Act 1985] for cash under the authority given by that resolution and/or where the allotment constitutes an allotment of equity securities by virtue of Section 94(3A) of the
Companies Act 1985, free of restriction in Section 89(1) of the
Companies Act 1985, such power to be limited: a) to the allotment of equity securities in connection with an offer of equity
securities [but in the case of the authority granted under
resolution 8(b), by way of rights issue only]; i) to ordinary shareholders in proportion [as need as may be practicable] to their existing holdings; and ii) to people who are holders of other equity securities, if this is required by the rights of those securities or, if Directors consider if necessary, as permitted by the rights of those securities, or appropriate to deal with
treasury shares, fractional entitlements, record dates, legal, regulatory or practical problems in, or under the laws of, any territory, or any other matter and; b) in th case of the authority granted under resolution 8(A), to the allotment of equity
securities up to a nominal amount of USD 73,325,290.50 [equivalent to 146,650,581 ordinary share of USD 0.50 each in the capital of the Company]; [Authority expires until the next AGM of the
Company]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.

--------------------------------------------------------------------------------
SYNGENTA AG, BASEL

Ticker Symbol: SYT                                  CUSIP/Security ID: 87160A100
Meeting Date: 21-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the annual report including annual financial statements,  Issuer          For        For                    For
the compensation report and the group consolidated financial statements for the year 2008.
2)Grant discharge to the Members of the Board of Directors and the   Issuer          For        For                    For
Executive Committee.
3)Approve to reduce the share capital by cancellation of             Issuer          For        For                    For
repurchased shares.
4) Approve the appropriation of the balance sheet profit 2008 and    Issuer          For        For                    For
dividend decision.
5.1) Re-elect Mr. Peggy Bruzelius as a Director for a term of 3      Issuer          For        For                    For
years.
5.2) Re-elect Mr. Pierre Landolt as a Director for a term of 3       Issuer          For        For                    For
years.
5.3) Re-elect Mr. Juerg Witmer as a Director for a term of 3 years.  Issuer          For        For                    For
5.4) Elect Mr. Stefan Borgas as a Director for a term of 3 years.    Issuer          For        For                    For
5.5) Elect Mr. David Lawrence as a Director for a term of 3 years.   Issuer          For        For                    For
6) Elect the Auditors                                                Issuer          For        For                    For


--------------------------------------------------------------------------------
VOLKSWAGEN AG

Ticker Symbol: VLKAF                                CUSIP/Security ID: D94523145
Meeting Date: 23-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approval of the resolution on the authorization of the Board of   Issuer          For        For                    For
Management to create authorized capital to issue ordinary and/or non-voting preferred shares in accordance with Item 6 of the Agenda for the Annual General Meeting on April 23, 2009.
2) Approval of the resolution on the authorization of the Board of   Issuer          For        For                    For
Management to issue bonds with warrants and/or convertible bonds and on the creation of contingent capital to grant and/or
conversion rights in respect of ordinary and/or non-voting
preferred shares in accordance with Item 7 of the Agenda for the
Annual General Meeting on April 23, 2009.


--------------------------------------------------------------------------------
PERSIMMON PLC

Ticker Symbol: PSMMY                                CUSIP/Security ID: 715318101
Meeting Date: 23-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive the Director's and the Auditor's reports and the          Issuer          For        For                    For
financial statements for the YE 31 DEC 2008
2) Approve the Directors' remuneration report for the YE 31 DEC 2008 Issuer          For        For                    For
3) Re-elect Mr. John White as a Director.                            Issuer          For        For                    For
4) Re-elect Mr. David Thompson as a Director.                        Issuer          For        For                    For
5) Re-elect Mr. Hamish Leslie Melville as a Director.                Issuer          For        For                    For
6) Re-elect Mr. Nicholas Wrigley as Director.                        Issuer          For        For                    For
7) Re-appoint KPMG Audit Plc as the Auditors of the Company until    Issuer          For        For                    For
the conclusion of the next AGM and authorize the Directors to determine their remunerations.
S.8) Authorize the Company, pursuant to the authorities contained    Issuer          For        For                    For
in its Articles of Association, for the purposes of Section 166 of the Companies Act 1985 [the 1985 Act], to make market purchases
{Section 163(3) of the 1985 Act] of up 30,018,769 ordinary shares of 10p each in its capital [Ordinary Shares], at a minimum price of not less than 10p and a maximum price not more than 5% above the average of the market value per Ordinary Share as derived from the
London Stock Exchange plc Daily Official List for the 5 business days immediately preceding the date on which the purchase is made, or the higher of the price of the last independent trade and the highest current independent bid on the London Stock Exchange at the time the purchase is carried out; [Authority expires at the
conclusion of the AGM to be held in 2010 (except in relation to the purchase of Ordinary Shares the contract for which was concluded before the date of the expiry of the authority and which would or might be completed wholly or partly after such date)].
9) Authorize the Directors, for the purpose of Section 80 of the     Issuer          For        For                    For
Companies Act 1985 [Act], to allot relevant securities [Section
80(2) of the 1985 Act] up to an aggregate nominal amount of GBP
6,240,856 to such persons and upon such conditions as the Directors may determine; [Authority expires at the conclusion of the AGM to be held in 2010]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
S.10) Authorize the Directors, subject to the passing of Resolution  Issuer          For        For                    For
9 and pursuant to Section 95(1) of the Companies Act 1985 [the 1985
Act] and in substitution for any previous power conferred on the directors pursuant to that Section, to allot equity securities pursuant to the authority conferred by Resolution9, disapplying the statutory pre-emption rights [Section 89(1)], provided that this power is limited to the allotment of equity securities: a) in connection with a rights issue; b) up to an aggregate nominal amount of GBP 1,512,957; [Authority expires at the conclusion of the AGM to be held in 2010]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
S.11) Approve that a general meeting of the Company, other than an   Issuer          For        For                    For
AGM, may be called on not less than 14 clear days' notice, such authority to expire at the conclusion of the AGM of the Company to be held in 2010.

--------------------------------------------------------------------------------
BEAZLEY GROUP PLC, LONDON

Ticker Symbol: BZYGF                                CUSIP/Security ID: G0936J100
Meeting Date: 23-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the remuneration report.                                  Issuer          For        For                    For
2) Approve to accept the financial statements and the statutory      Issuer          For        For                    For
reports.
3) Approve a final dividend of 4.4 pence per ordinary share.         Issuer          For        For                    For
4) Re-elect Mr. Jonathan Agnew as a Director.                        Issuer          For        For                    For
5) Re-elect Mr. Andrew Horton as a Director.                         Issuer          For        For                    For
6) Re-elect Mr. Clive Washbourn as a Director.                       Issuer          For        For                    For
7) Re-elect Mr. Andre Pomfret as a Director.                         Issuer          For        For                    For
8) Reappoint KPMG Audit plc as the Auditors of the Company.          Issuer          For        For                    For
9) Authorize the Board to fix the remuneration of the Auditors.      Issuer          For        For                    For


--------------------------------------------------------------------------------
VIVENDI

Ticker Symbol: VIVEF                                CUSIP/Security ID: F97982106
Meeting Date: 24-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
0.1) Approve the financial statements and statutory reports.         Issuer          For        For                    For
0.2) Approve the consolidated financial statements and statutory     Issuer          For        For                    For
report.
0.3) Approve the treatment of losses and allocation of dividends of  Issuer          For        For                    For
EUR 1.40 per share.
0.4) Grant Authority for the payment of dividends by shares.         Issuer          For        For                    For
0.5) Approve the Auditors' special report regarding related-party    Issuer          For        For                    For
transactions.
0.6) Approve the transaction with Jean-Bernard Levy related to       Issuer          For        For                    For
severance payments.
0.7) Elect Mr. Maureen Chiquet as a Supervisory Board Member.        Issuer          For        For                    For
0.8) Elect Mr. Christophe De Margerie as a Supervisory Board Member. Issuer          For        For                    For
0.9) Grant authority for the repurchase of up to 10% of issued       Issuer          For        For                    For
share capital.
E.10) Approve the reduction in share capital via cancellation of     Issuer          For        For                    For
repurchased shares.
E.11) Grant authority for the issuance of equity or equity-linked    Issuer          For        For                    For
securities with preemptive rights up to amount of EUR 1.5 Billion.
E.12) Grant authority for the issuance of equity or equity-linked    Issuer          For        For                    For
securities without preemptive rights up to amount of EUR 800 million.
E.13) Authorize the Board to increase capital in the event of        Issuer          For        For                    For
additional demand related to delegation submitted to shareholder vote under items 11 and 12.
E.14) Grant authority to the capital increase of up to 10% of        Issuer          For        For                    For
issued capital for future acquisitions.
E.15) Approve the Employees Stock Option Plan.                       Issuer          For        For                    For
E.16) Approve the Stock Purchase Plan reserved for Employees of      Issuer          For        For                    For
International Subsidiaries.
E.17) Grant authority for the capitalization of reserves of up to    Issuer          For        For                    For
EUR 800 million for bonus issue or increase in par value.
E.18) Grant authority for the filing of required documents/other     Issuer          For        For                    For
formalities.

--------------------------------------------------------------------------------
PARTYGAMING PLC, GIBRALTAR

Ticker Symbol: PYGMF                                CUSIP/Security ID: X6312S110
Meeting Date: 7-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1)Receive the financial statements, the Directors' report and the    Issuer          For        For                    For
Auditors' report for the YE 31 DEC 2008
tauf
2) Approve the remuneration report for the YE 31 DEC 2008.           Issuer          For        For                    For
3) Re-appoint BDO Stoy Hayward LLP and BDO Orion Limited as the      Issuer          For        For                    For
Company's Auditors with BDO Orion Limited acting as the Auditor for the purposes of Section 10 of the Gibraltar Companies [Accounts]
Act 1999.
4) Authorize the Directors to set the Auditors' remuneration.        Issuer          For        For                    For
5) Re-appoint Mr. Rami Lerner as a Director.                         Issuer          For        For                    For
6) Re-appoint Mr. Jim Ryan as a Director.                            Issuer          For        For                    For
7) Re-appoint Mr. Rod Perry as a Director.                           Issuer          For        For                    For
8) Re-appoint Mr. Martin Weigold as a Director.                      Issuer          For        For                    For
9) Approve to increase the authorized share capital from GBP         Issuer          For        For                    For
75,000.00 divided into 500,000,000 ordinary shares of GBP 0.00015 each to GBP 105,000.00 divided into 700,000,000 ordinary shares of
GBP 0.00015 each by the creation of 200,000,000 ordinary shares of
GBP 0.00015 each [totaling GBP 30,000.00 in nominal value], each such ordinary share ranking pari passu with the existing ordinary shares of the Company; and amend the Company's Memorandum of
Association as specified.
10.) Authorize the Board of Directors for the purposes of section    Issuer          For        For                    For
66 of the Companies Act 1930 [as amended] to allot Relevant
Securities [as specified in Article 6 of the Company's Articles of
Association [the Articles up to an aggregate nominal amount of GBP
20,575.00 and further, for the purposes of section 66 of the
Companies Act 1930 [as amended] to allot Relevant Securities comprising Equity Securities [as defined by Article 20 of the
Articles] up to a nominal amount of GBP 41,250.00 [including within such limit any Relevant securities allotted under this Resolution]
in connection with an offer by way of a rights issue [A} to
Ordinary shareholders in proportion [as nearly as practicable] to their existing holdings; and [B] to people who are holders of other
Equity Securities if this is required by the rights of those securities or, if the Board of Directors considers it necessary, as permitted by the rights of those securities, and so that the Board may impose any limits or restrictions and make arrangements which it considers necessary or appropriate to with fractional
entitlements, record dates, legal regulatory or practical problems in, or under the laws of any other matter; [Authority expires the earlier at the end of the Company's AGM in the year 2010 or at close of business on 07 AUG 2010;]; save that the Company may before such expiry make an offer to enter into an agreement which would or might require relevant securities to be allotted after such expiry and the Board of Directors may allot relevant
securities.
S.12) Authorize the Company to make market purchases within the      Issuer          For        For                    For
meaning of section 79 of the Gilbraltar Companies Act 1930 [as amended] of ordinary shares of GBP 0.00015 each of the Company
['Shares'] provided that; [i] the maximum number of Shares hereby authorized to be acquired is 41,151,938; [ii] the maximum price that may be paid for any such Share is GBP 0.00015, being the nominal value of a Share; [iii] the maximum price that may be for any such Share is an amount equal to 105% of the average of the middle market quotations for a Share as derived from the London
Stock Exchange Daily Official List for the 5 business days
immediately preceding the day on which the Share is contracted to be purchased; and [Authority exprie the earlier or on the date of the AGM of the Company in the year 2010 or at close of business on
07 AUG 2010]; but a contract for purchase may be made before such expiry, that will or may be completed wholly or partially
thereafter, and a purchase of Shares may be made in pursuance of such contract.


--------------------------------------------------------------------------------
ARCELORMITTAL SA, LUXEMBOURG

Ticker Symbol: AMSYF                                CUSIP/Security ID: L0302D129
Meeting Date: 12-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the decision to (i) renew for a 5-year period the         Issuer          For        For                    For
authorized share capital of EUR 7,082,460,000 represented by
1,617,000,000 shares without nominal value, compared to the
Company's issued share capital of EUR 6,345,859,399.86 represented by 1,448,826.347 shares without nominal value, representing a potential maximum increase in the Company's issued share capital of
168,173,653 new shares, and (ii) authorize the Board of Directors of the Company to issue, within the limit of such authorized share capital, new shares for various types of transactions and to amen
Article 5.5 of the Articles of Association of the Company.


--------------------------------------------------------------------------------
ALLIED IRISH BANKS PLC

Ticker Symbol: AIB                                  CUSIP/Security ID: 019228402
Meeting Date: 13-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve, subject to and conditional upon Resolutions 2, 3, 4, 5,  Issuer          For        For                    For
6 and 7 being passed, the authorized share capital of the company be increased form EUR 625,200,000, USD 500,000,000, STG GBP
200,000,000 and YEN 35,000,000,000 to EUR 884,200,000, USD
500,000,000, STG GBP 200,000,000 and YEN 35,000,000,000 by creation of a] 700,000,000 new ordinary shares of EUR 0.32 each, such shares forming one class with the existing ordinary shares; and b]
3,500,000,000 2009 non-cumulative preference shares of EUR 0.01 each, such ordinary shares and 2009 non-cumulative preference shares having attached thereto the respective rights and privileges and bein subject to the respective limitations and restrictions set out in the articles of association of the company to be adopted pursuant to Resolution 7 below.
2) Authorize the Directors of the Company, subject to and            Issuer          For        For                    For
conditional upon resolutions 1,3,4,5,6 and 7 being passed, pursuant to and in accordance with Section 20 of the 1983 Act [in
substitution for the authority conferred on the Directors of the
Company at the AGM meeting held on 09 May 2007] to exercise for the period of 5 years from the date of the passing of this resolution all the pwers of the company to allot relevant securities [as specified in the 1983 Act] up to the following nominal amounts: a]
EUR 218,557,672 for ordinary shares of EUR 0.32 each, b) EUR
35,000,000 for 2009 non-cumulative preference shares of EUR 1.27 each, d) USD 500,000,000 for dollar non-cumulative preference shares of USD 25.00 each, e) STG GBP 200,000,000 for sterling non-culmulative preference shares of STG GBP 1.00 each, f) YEN
35,000,000,000 for YENnon-cumulative preference shares 175 each and
g) EUR 94,160,582.08 [or higher, the aggregate nominal value of the number of ordinary shares the subject of the warrants to be issued to the NPRFC on the completion date, as varied from time to time in accordance with the anti-dilution adjustment provisions in the warrant instrument (the Warrant Shares)], such amounts being, "the section 20 amount" [as specified in Article 8 of the Articles of
Association of the Company], and may make offers or agreements which would or might require the allotment of such securities after the expiry of such period.
3) Approve that, subject to and conditional upon Resolutions         Issuer          For        For                    For
11,2,4,5,6 and 7 being passed, the proposed issue by the Company of the warrant shares, upon exercise of the warrants in accordance with the terms of the warrant instruments, for the purposes of the listing rules of the Irish stock exchange and of the UK listing authority notwithstanding that the issue price of the warrant shares may be at a discount of more than 10%, to the middle market price of the ordinary shares [as derived from the daily official list of the Irish Stock Exchange] on the completion date.
4) Authorize the Directors of the Company, subject to and            Issuer          For        For                    For
conditional upon Resolutions 1,2,3,5,6 and 7 being passed, to appropriate and apply any sum standing to the credit of the
Company's undistributable reserves [including any share premium account] or, subject to there being no contravention of the rights of other shareholders of the Company, the Company's distributable reserves for the purposes of capitalizing new issues of ordinary shares of EUR 0.32 each in the capital of the Company in accordance with Article 135 of the Articles of Association of the Company to
be adopted, pursuant of Resolution 7.
S.5) Authorize the Directors of the Company, subject to and          Issuer          For        For                    For
conditional upon Resolutions 1,2,3,4,6 and 7 being passed, in accordance with Section 24 of the 1983 Act, to issue the warrants to the NPRFC on the completion date pursuant to the authority conferred by Resolution 2 above as if Section 23[1] of the 1983 act did not apply to that issue.
S.6) Authorize the Company, subject to and conditional upon          Issuer          For        For                    For
Resolutions 1,2,3,4,5 and 7 being passed, for the purposes of
Sections 213 and 214 of the Companies Act 1990, to purchase some or all of the 3,500,000,000 2009 non-cumulative preference shares of
EUR 0.01 each, adopt in accordance with the terms of Article 52 of the Articles of Association of the Company pursuant to Resolution
7, provided that such Articles of Association of the Company are adopted on or prior to 31 DEC 2009.
S.7) Adopt, subject to and conditional upon Resolutions 1,2,3,4,5    Issuer          For        For                    For
and 6 being passed, the regulations produced to the meeting [as specified] as the new Articles of Association of the Company in
substitution for and to the exclusion of the existing Articles of
Association of the Company.
S.8) Approve to renew that, the power conferred on the Directors of  Issuer          For        For                    For
the Company by Article 8 of the Articles of Association of the
Company, for the period ending on the date of the AGM of the
Company in 2010 or if earlier, 12 AUG 2010, and for such period the
Section 23 amount [as specified in Paragraph {d} {iv} of Article 8 of the Article of Association of the Company] shall be EUR
14,694,969.12.

--------------------------------------------------------------------------------
TELECITY GROUP PLC, MANCHESTER

Ticker Symbol: TLCTF                                CUSIP/Security ID: G87403112
Meeting Date: 14-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive and adopt the Directors' report and accounts for the YE   Issuer          For        For                    For
31 DEC 2008.
2) Approve the Directors' remunerations report.                      Issuer          For        For                    For
3) Re-appoint Mr. Robert Morse as a Director.                        Issuer          For        For                    For
4) Re-appoint Mr. Ian Nolan as a Director.                           Issuer          For        For                    For
5) Re-appoint PricewaterhouseCoopers LLP as the Auditors and         Issuer          For        For                    For
authorize the Directors to fix their remuneration.
6) Grant authority for the calling of a general meeting on not less  Issuer          For        For                    For
than 14 clear days' notice.
7) Authorize the Directors to allot relevant securities [Section 80  Issuer          For        For                    For
Company Act 1985].
S.8) Approve to disapply pre-emption rights [Section 95 Companies    Issuer          For        For                    For
Act 1985].
S.9) Authorize the Company to repurchase its own shares (Section     Issuer          For        For                    For
166 Companies Act 1985]


--------------------------------------------------------------------------------
BAYERISCHE MOTORENWERKE AG BMW

Ticker Symbol: BAMXF                                CUSIP/Security ID: D12096109
Meeting Date: 22-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Presentation of the financial statements and annual report for    None            None       None                   None
the 2008 FY with the report of the Supervisory Board, the group financial statements, the group annual report, and the reports pursuant to Sections 289 (4) and 315 (4) of the German Commercial
Code.
2)Resolution on the appropriation of the distribution profit of EUR  Issuer          For        For                    For
197,129,532.24 as follows: payment of a dividend of EUR 0.30 per entitled ordinary share payment of a dividend of EUR 0.32 per entitled preferred share EUR 116,201.60 shall be carried forward
Ex-dividend and payable date: 15 MAY 2009.
3) Ratification of the Acts of the Board of Managing Director's.     Issuer          For        For                    For
4) Ratification of the Acts of the Supervisory Board.                Issuer          For        For                    For
5) Appointment of the Auditors for the 2009 FY: KPMG AG, Berlin      Issuer          For        For                    For
6.1) Elections to the Supervisory Board: Mr. Franz M. Haniel         Issuer          For        For                    For
6.2) Elections to the Superviosry Board: Ms. Susanne Klatten         Issuer          For        For                    For
6.3) Slections to the Supervisory Board: Mr. Robert W. Lane          Issuer          For        For                    For
6.4) Elections to the Supervisory Board: Mr. Wolfgang Mayrhuber      Issuer          For        For                    For
6.5) Elections to the Superviosry Board: Prof. Dr.-Ing. Dr h.c.      Issuer          For        For                    For
Dr.-Ing. E.h. Joachim Milberg
6.6) Elections to the Supervisory Board: Mr. Stefan Quandt           Issuer          For        For                    For
6.7) Elections to the Supervisory Board: Prof. Dr. Juergen Strube    Issuer          For        For                    For
7) Authorization to acquire own shares, the Company shall be         Issuer          For        For                    For
authorized to acquire own ordinary or non-voting preferred shares of up to 10% of its share capital at prices not deviating more than
10% from the market price of the shares, on or before 12 NOV 2010, the Board of Managing Director's shall be authorized to retire the ordinary or non-voting preferred shares and to offer non-voting preferred shares of up to EUR 2,000,000 to employees of the Company and its affiliates.
8) Amendment to Section 16 (1) 4 of the Article of Association in    Issuer          For        For                    For
accordance with the implementation of the Shareholders, Rights Act
[ARUG] in respect of the Board of Managing Director's being
authorized to allow the audiovisual transmission of the
shareholders meeting.
9) Amendments to Section 13 of the Article of Association in         Issuer          For        For                    For
respect of the provisions concerning the Supervisory Board being adjusted, the adjustments shall also include the authorization of the Company to take out D+O insurance policies for Members of the
Supervisory Board.
10. Resolution on the creation of authorized capital and the         Issuer          For        For                    For
correspondent amendment to the Article of Association, the Board of
Managing Director's shall be authorized, with the consent of the
Supervisory Board, to increase the share capital by up to EUR
5,000,000 through the issue of new non-voting preferred shares to employees of the Company and its affiliates, on or before 13 MAY
2014.


--------------------------------------------------------------------------------
INCHCAPE PLC, LONDON

Ticker Symbol: IHCPF                                CUSIP/Security ID: G47320174
Meeting Date: 14-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive the financial statements of the Company for the FYE 31    Issuer          For        For                    For
DEC 2008 and the Cirectors' and Auditors' reports thereon.
2) Receive the Board report on remuneration.                         Issuer          For        For                    For
3) Re-elect Mr. Ken Hanna as a Director, who retires by rotation.    Issuer          For        For                    For
4) Re-elect Mr. Michael Wemms as a Director, who retires by          Issuer          For        For                    For
rotation.
5) Re-elect Mr. David Scotland as a Director, who retires by         Issuer          For        For                    For
rotation.
6) Re-appoint PricewaterhouseCoopers LLP as Auditors of the Company. Issuer          For        For                    For
7) Authorize the Directors to determine the Auditors' remuneration.  Issuer          For        For                    For
8) Amend the Rules of the Inchape 1999 Share Option Plan, and to     Issuer          For        For                    For
authorize the Directors of the Company to do all such Acts and things as may be necessary to carry the same into effect.
9) Authorize the Directors of the Company to allot relevant          Issuer          For        For                    For
securities [within the meaning of Section 80 of the Companies Act
1985] up to an aggregate nominal value of GBP 15,345,550;
[Authority expires at the conclusion of the AGM of the Company next year]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreement made prior to such expiry.
S.10)  Authorize the Directors to allot equity securities for cash   Issuer          For        For                    For
pursuant to the authority conferred by Resolution 9.
S.11) Authorize the Company to make market purchases.                Issuer          For        For                    For
S.12) Approve that a general meeting other than an AGM may be        Issuer          For        For                    For
called on not less than 14 clear dyas notice.


--------------------------------------------------------------------------------
UNILEVER NV

Ticker Symbol: UN                                   CUSIP/Security ID: 904784709
Meeting Date: 14-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Consideration of the Annual Report for the 2008 FY.               None            None       None                   None
2) Adopt the annual accounts and appropriation of the profit for     Issuer          For        For                    For
the 2008 FY.
3) Grant discharge to the Executive Directors in office during the   Issuer          For        For                    For
2008 FY for the fulfilment of their tasks
4) Grant discharge to the Non-Executive Directors in office during   Issuer          For        For                    For
the 2008 FY for the fulfilment of their tasks
5) Re-appoint Mr. J A Lawrence as an Executive Director.             Issuer          For        For                    For
6) Re-appoint Mr. P G J M Polman as an Executive Director.           Issuer          For        For                    For
7) Re-appoint the Rt. Hon The Lord Brittan of Spennithorne QC, DL    Issuer          For        For                    For
as a Non-Executive Director.
8) Re-appoint Professor W Dik as a Non-Executive Director.           Issuer          For        For                    For
9) Re-appoint Mr. C E Golden as a Non-Executive Director.            Issuer          For        For                    For
10) Re-appoint Dr. B E Grote as a Non-Executive Director.            Issuer          For        For                    For
11) Re-appoint Mr. N Murthy as a Non-Executive Director.             Issuer          For        For                    For
12) Re-appoint Ms. H Nyasulu as a Non-Executive Director.            Issuer          For        For                    For
13) Re-appoint Mr. K J Storm as a Non-Executive Director.            Issuer          For        For                    For
14) Re-appoint Mr. M Treschow as a Non-Executive Director.           Issuer          For        For                    For
15) Re-appoint Mr. j vanderVeer as a Non-Executive Director.         Issuer          For        For                    For
16) Appoint Professor L O Fresco as a Non-Executive Director.        Issuer          For        For                    For
17) Appoint Ms. A M Fudge as a Non-Executive Director.               Issuer          For        For                    For
18) Appoint Mr. P Walsh as a Non-Executive Director.                 Issuer          For        For                    For
19) Appoint PricewaterhouseCoopers Accountants N.V. as Auditors for  Issuer          For        For                    For
the 2009 FY
20) Authorize the Board of Directors as the Company Body authorized  Issuer          For        For                    For
to issue shares in the Company.
21) Authorize the Board of Directors to purchase shares and          Issuer          For        For                    For
depositary receipts in the Company.
22) Approve to reduce the capital through cancellation of shares.    Issuer          For        For                    For
23.A) Approve that, move to quarterly dividends and to alter the     Issuer          For        For                    For
Equalization Agreement and the Articles of Association.
23.B) Approve to alter the Equalization Agreement.                   Issuer          For        For                    For
24) Questions and close of the meeting.                              None            None       None                   None

--------------------------------------------------------------------------------
GRIFOLS SA

Ticker Symbol: GIFLF                                CUSIP/Security ID: E5706X124
Meeting Date: 15-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive and approve the annual accounts, the Management           Issuer          For        For                    For
individual report and the propose of application of the result 2008.
2) Receive and approve of the annual accounts and the Management     Issuer          For        For                    For
consolidate report 2008.
3) Approve the Management of Board Directors in 2008.                Issuer          For        For                    For
4) RE-elect the Auditor for individual accounts.                     Issuer          For        For                    For
5) Re-elect the Auditor for consolidated accounts.                   Issuer          For        For                    For
6) Ratify the appoint ms. Anna Veiga as Member of the Board.         Issuer          For        For                    For
7) Approve the Board Members salaries.                               Issuer          For        For                    For
8) Approve the Board Directors about distribute one or more          Issuer          For        For                    For
dividends to account in the social exercise.
9) Grant authority for the acquisition derivative of own shares,     Issuer          For        For                    For
revoked and leaving without effect the previous agreement of the
Board 13 JUN 2008.
10) Approve the delegation of the faculties for the execution of     Issuer          For        For                    For
the agreements adopted by the Board.


--------------------------------------------------------------------------------
IRISH LIFE & PERMANENT PLC

Ticker Symbol: ILPMF                                CUSIP/Security ID: G4945H105
Meeting Date: 15-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive the acccounts and the reports.                            Issuer          For        For                    For
2.a) Re-appoint Mr. Gillian Bowler.                                  Issuer          For        For                    For
2.b) Re-appoint Mr. Breffni Byrne.                                   Issuer          For        For                    For
2.c) Re-appoint Ms. Danuta Gray.                                     Issuer          For        For                    For
2.d) Appoint Ms. Margaret Hayes.                                     Issuer          For        For                    For
2.e) Re-appoint Mr. Eamonn Heffernan.                                Issuer          For        For                    For
2.f) Re-appoint Mr. Roy Kennan.                                      Issuer          For        For                    For
2.g) Re-appoint Mr. Ray MacSharry.                                   Issuer          For        For                    For
2.h) Re-appoint Mr. David McCarthy.                                  Issuer          For        For                    For
2.i) Re-appoint Mr. Kevin Murphy.                                    Issuer          For        For                    For
2.j) Re-appoint Mr. Liam O'Reilly.                                   Issuer          For        For                    For
3) Authorize the Directors to determine the remuneration of the      Issuer          For        For                    For
Auditors.
S.4) Grant authority for the purchase of the Company's shares and    Issuer          For        For                    For
to determine the re-issue price of treasury shares.
S.5) Authorize the Directors to dis-apply statutory pre-emption      Issuer          For        For                    For
rights.
S.6) Approve that the general meeting to the Company may be called   Issuer          For        For                    For
on not less than 14 clear days' notice.


--------------------------------------------------------------------------------
TOTAL SA, COURBEVOIE

Ticker Symbol: TTFNF                                CUSIP/Security ID: F92124100
Meeting Date: 15-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
0.1) Approve the financial statements and statutory reports.         Issuer          For        For                    For
0.2) Approve the consolidated financial statements and statutory     Issuer          For        For                    For
report.
0.3) Approve the allocation of income and dividends of EUR 2.28 per  Issuer          For        For                    For
share.
0.4) Approve the Special Auditors' report presenting ongoing         Issuer          For        For                    For
related party transactions.
0.5) Approve transaction with Mr. Thierry Desmarest                  Issuer          For        For                    For
0.6) Approve transaction with Mr. Christophe De Margerie             Issuer          For        For                    For
0.7) Authorize to repurchase of up to 10% of issued share capital.   Issuer          For        For                    For
0.8) Re-elect Ms. Anne Lauvergeon as a Director.                     Issuer          For        For                    For
0.9) Re-elect Mr. Daniel Bouton as a Director.                       Issuer          For        For                    For
0.10) Re-elect Mr. Bertrand Collomb as a Director.                   Issuer          For        For                    For
0.11) Re-elect Mr. Christophe De Margerie as a Director.             Issuer          For        For                    For
0.12) Re-elect Mr. Michel Pebereau as a Director.                    Issuer          For        For                    For
0.13) Elect Mr. Patrick Artus as a Director.                         Issuer          For        For                    For
E.14) Amend the Article 12 of the Bylaws regarding age limit for     Issuer          For        For                    For
the Chairman.


--------------------------------------------------------------------------------
MIDLAND HOLDINGS LTD

Ticker Symbol: MLNHF                                CUSIP/Security ID: G4491W100
Meeting Date: 13-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the service contract dated 06 APR 2009 between Mr. Wong   Issuer          For        For                    For
Kin Yip, Freddie and the Company [the "Serive Contract"], a copy of the same having been produced at the meeting market "A" and signed by the Chairman of the meeting for identifications purposes, be and unconditionally, confirmed and ratified and authorize the Directors of the Company to do such acts and execute such other documents as they may consider necessary desirable or expedient to carry out or give effect tot he provisions of the Service Contract".


--------------------------------------------------------------------------------
ORIFLAME COSMETICS SA, LUXEMBOURG

Ticker Symbol: OFLMF                                CUSIP/Security ID: L7272A100
Meeting Date: 19-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve Mr. Pontus Andreasson as a Chairman of the AGM.           Issuer          For        For                    For
2) Receive the report of the Board of Directors relating to          Issuer          For        For                    For
conflicting interests of Directors
3) Receive the reports of the Board of Directors and of the          Issuer          For        For                    For
Independent Auditor relating to the accounts of the Company as of
31 DEC 2008.
4) Approve the balance sheet and of the profit and loss statement    Issuer          For        For                    For
of the Company as of 31 DEC 2008 and of the consolidated accounts as of 31 DEC 2008.
5) Approve the allocation of results of the Company for the FY       Issuer          For        For                    For
ending 31 DEC 2008 whereby the Board has proposed that the profit for the FY ending 31 DEC 2008 whereby the Board has proposed that the profit for the FY 1008 will be carried forward.
6) Approve the dividend distribution of EUR 1.25 per share (or the   Issuer          For        For                    For
Swedish Krona equivalent per Swedish Depository Receipt) shall be paid in cash out of the profits and that 25 MAY 2009 shall be the record date in respect of such dividend; the payment of cash dividend is expected to occur through Euroclear Sweden AB
(previously VPC AB) on 28 MAY 2009.
7) Presentation of the work of the Board and the Board Committees.   Issuer          For        For                    For
8.a) Grant discharge to the Directors in respect of the carrying     Issuer          For        For                    For
out of their duties during the FY ending 31 DEC 2008.
8.b) Grant Discharge to the Independent Auditor in respect of the    Issuer          For        For                    For
carrying out of their duties during the FYE 31 DEC 2008.
9.1.1) Re-elect Mr. Lennart Bjork as a Director of the Company.      Issuer          For        For                    For
9.1.2) Re-elect Mr. Magnus Brannstrom as a Director of the Company.  Issuer          For        For                    For
9.1.3) Re-elect Ms. Marie Ehrling as a Director of the Company.      Issuer          For        For                    For
9.1.4) Re-elect Ms. Lilian Fossum as a Director of the Company.      Issuer          For        For                    For
9.1.5) Re-elect Mr. Alexander af Jochnick as a Director of the       Issuer          For        For                    For
Company.
9.1.6) Re-elect Mr. Jonas of Jochnick as a Director of the Company.  Issuer          For        For                    For
9.1.7) Re-elect Mr. Robert af Jochnick as a Director of the Company. Issuer          For        For                    For
9.1.8) Re-elect Mr. Helle Kruse Nielsen as a Director of the         Issuer          For        For                    For
Company.
9.1.9) Re-elect Mr. Christian Salamon as A Director of the Company.  Issuer          For        For                    For
9.2) Re-elect Mr. Robert af Jochnick as the Chairman of the Board.   Issuer          For        For                    For
9.3) Appoint KPMG Audit S.,a r.l,. With registered offices a t       Issuer          For        For                    For
L-2520 Luxembourg, 31 allee Scheffer, registered with the
Luxembourg Trade Register under Number B 103590 as the Independent
Auditor for a period ending at the next AGM to be held inorder to approve the accounts of the Company for the year ending 31 DEC
2009.
10) Approve the Company shall continue to have a Nomination          Issuer          For        For                    For
Committee [Committee] and the procedure for appointment of the
Members of the Committee.
11) Approve the remuneration to the Directors and committee Members  Issuer          For        For                    For
remain unchanged, whereby the Directors and committee fees will be allocated as follows: EUR 62,500 to the Chairman of the Board, EUR
25,000 to each respective remaining Non-Executive Director, EUR
10,000 to each Member of the Audit Committee and EUR 5,000 to each
Member of the Remuneration Committee.
12) Approve the principles of remuneration to the Members of the     Issuer          For        For                    For
Company's Top Management, as specified.
13) Information relating to the cost calculation of the Ori flame    Issuer          For        For                    For
2005 Share Incentive Plan allocations, as well as information relating to the cost calculation of the propsed allocations of
Investment Shares in 2009 under the 2008 Share Incentive Plan.

--------------------------------------------------------------------------------
NEXT

Ticker Symbol: NXGPF                                CUSIP/Security ID: G6500M106
Meeting Date: 20-Apr-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive the accounts and reports of the Directors and the         Issuer          For        For                    For
Auditors.
2) Receive the remuneratin report.                                   Issuer          For        For                    For
3) Declare a final ordinary dividend of 37p per share.               Issuer          For        For                    For
4) Re-elect Mr. Christos Angelides as a Director.                    Issuer          For        For                    For
5) Re-elect Mr. John Barton as a Director.                           Issuer          For        For                    For
6) Re-appoint Ernst and Young LLP as the Auditors and authorize the  Issuer          For        For                    For
Directors to set their remuneration.
7) Approve the next 2009 Share Save Plan.                            Issuer          For        For                    For
8) Approve the Next Risk Reward Investment Plan.                     Issuer          For        For                    For
9) Grant authority to allot shares.                                  Issuer          For        For                    For
S.10) Grant authority to disapply pre-emption rights.                Issuer          For        For                    For
S.11) Grant authority for on market purchase of own shares.          Issuer          For        For                    For
S.12) Grant authority to enter into Programme Agreeemnts with each   Issuer          For        For                    For
of Goldman Sachs International UBS AG Deutsche Bank AG and Barclays
Bank Plc.
S.13) Grant authority for the calling of general meeting other than  Issuer          For        For                    For
AGM on 14 clear days notice.


--------------------------------------------------------------------------------
DEUTSCHE BOERSE AG, FRANKFURT

Ticker Symbol: DBOEF                                CUSIP/Security ID: D1882G119
Meeting Date: 20-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Presentation of the financial statements and annual report for    Issuer          For        For                    For
the 2008 FY with the report of the Supervisory Board, the group financial statements, the group annual report, and the reports pursuant to Sections 289 (4) and 315 (4) of the German Commercial
Code.
2) Resolution on the appropriation of the distribution Profit of     Issuer          For        For                    For
EUR 500,000,000 as follows: payment of a divident of EUR 2.10 per no-par share EUR 109,811,753.30 shall be allocatd to the other revenue reserves ex-dividend date: 21 MAY 2009 payable date: 2 MAY
2009.
3) Ratificatin of the Acts of the Board of Managing Directors.       Issuer          For        For                    For
4) Ratification of the Acts of the Supervisory Board.                Issuer          For        For                    For
5.1) Elections to the Supervisory Board: Mr. Richar Berliand.        Issuer          For        For                    For
5.2) Elections to the Supervisory Board: Dr. Joachim Faber.          Issuer          For        For                    For
5.3) Elections to the Supervisory Board: Dr. manfred Gentz           Issuer          For        For                    For
5.4) Elections to the Supervisory Board: Mr. Richard M. Hayden.      Issuer          For        For                    For
5.5) Elections to the Supervisory Board: Mr. Craig Helmark.          Issuer          For        For                    For
5.6) Elections to the Supervisory Board: Dr. Konrad Hummler.         Issuer          For        For                    For
5.7) Elections to the Supervisory Board: Mr. David Krell.            Issuer          For        For                    For
5.8) elections to the Supervisory Board: Mr. Hermann-Josef Lamberti. Issuer          For        For                    For
5.9) elections to the Supervisory Board: Mr. Friedrich Merz.         Issuer          For        For                    For
5.10) Elections to the Supervisory Board: Mr. Thomas Neisse.         Issuer          For        For                    For
5.11) Elections to the Supervisory Board: Mr. Gerhard Roggemann.     Issuer          For        For                    For
5.12) Elections to the Supervisory Board: Dr. Erhard Schipporeit.    Issuer          For        For                    For
6) Renewal of the authorization to acquire own shares the Company    Issuer          For        For                    For
shall be authorized to acquire own shares of up to 10% of its share capital, at prices not deviating more than 10% from the market price of the shares, on or before 31 OCT 2010, the Company shall also be authorized to use put and call options for the acquisition of own shares of up to 5% of the Company's share capital, at a price neither more than 10 above, nor more than 20% below the market price of the shares, the Board of Managing Director's shall be authorized use the shars for all legally premissible purposes, especially, to use the shares for mergers and acquisitions, to offer the shares to employees, executives and retired employees of the Company and its affiliates, to use the shares within the scope of the Company's stock option plan, to dispose of the shares in a manner other than the stock exchange or an offer to all shareholdes if the shares are sold at a price not materially below their market price, and to retire the shares.
7)Amendments to the Articles of Association in accordance with the   Issuer          For        For                    For
implementation of the Shareholders Rights ACT (ARUG), as follows:
Section 15(2) of the Article of Association in respect of the convocation of the shareholders meeting being published in the electronic federal gazette at least 30 days prior to the meeting, the publishing date of the convocation not being included in the 30 day period Section 16(1) of the Article of Association in respect of shareholders being entitled to participate and vote at the shareholders meeting if they are entered in the Company's share register and register with the Company by the sixt day prior to the meeting, Section 16 of the Article of Association in repect of its heading being reworded as follows: attendance, voting rights
Section 16(3) of the Article of Association in respect of
proxy-voting instructions being issued in writing, unless a less stringent form is stipulated by Law, Section 17 of the Article of
Association in respect of its heading being reworded as follows:
Chairman, broadcast of the AGM Section 17(4) of the Article of
Association in respect of the Board of Managing Director's being authorized to allow the audiovisual trasmission of the shareholders meeting.
8) Appointment of the Auditors for the 2009 FY: DPMG AG, Berlin.     Issuer          For        For                    For


--------------------------------------------------------------------------------
PREMIER FOODS PLC

Ticker Symbol: PRRFF                                CUSIP/Security ID: G72186102
Meeting Date: 22-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive the annual report and accounts.                           Issuer          For        For                    For
2) Approve the Director's remuneration report.                       Issuer          For        For                    For
3) Elect Mr. Tim Kelly as a Director.                                Issuer          For        For                    For
4) Ere-elect Mr. David Kappler as a Director.                        Issuer          For        For                    For
5) Re-elect Mr. Louise Makin as a Director.                          Issuer          For        For                    For
6) Re-appoint and remuneration of the Auditors.                      Issuer          For        For                    For
S.7) Grant authority to purchase own shares.                         Issuer          For        For                    For
S.8) Grant authority to make political donations.                    Issuer          For        For                    For
S.9) Grant authority to hold general meetings on short notice.       Issuer          For        For                    For

--------------------------------------------------------------------------------
MICHAEL PAGE INTERNATIONAL PLC, LOND

Ticker Symbol: MPGPF                                CUSIP/Security ID: G68694119
Meeting Date: 22-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive the financial statements and statutory reports.           Issuer          For        For                    For
2) Approve the final dividend of 5.12 Pence per ordinary share.      Issuer          For        For                    For
3) Re-elect Mr. Stephen Puckett as a Director.                       Issuer          For        For                    For
4) Re-elect Mr. Hubert Reid as a Director.                           Issuer          For        For                    For
5) Approve the remuneration report.                                  Issuer          For        For                    For
6) Re-appoint Deloitte LLP as Auditros and authorize Audit           Issuer          For        For                    For
Committee to fix their remuneration.
7) Authorize the Company and its subsidiaries to make EU Political   Issuer          For        For                    For
Donations to Political Parties or Independent Elections Candidats
up to GBP 25,00, to Political Organization other than political parties up to GBP 25,000 and Incur EU Political Expenditure up to
GBP 2.
8) Grant authority to issue equity or equity-linked securities with  Issuer          For        For                    For
pre-emptive rights under a general authority up to aggregate nominal amount of GBP 1,062,637 and an additional amount pursuant to a rights issue of up to GBP 1,062,637.
9) Grant authority to issue equity or equity-linked securities       Issuer          For        For                    For
without pre-emptive rights up to aggregate nominal amount of GBP
161,006.
10) Grant authority 48,269,495 ordinary shares for market purchase.  Issuer          For        For                    For
11) Adopt new Articles of Association.                               Issuer          For        For                    For
12) Aprove that a general meeting other than an AGM may be called    Issuer          For        For                    For
on not less than 14 clear days' notice.


--------------------------------------------------------------------------------
HSBC HOLDINGS PLC, LONDON

Ticker Symbol: HBC                                  CUSIP/Security ID: 404280406
Meeting Date: 22-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive the annual accounts and reports of the Directors and of   Issuer          For        For                    For
the Auditor for the YE 31 DEC 2008.
2) Approve the Director's remunerations report for YE 31 DEC 2008.   Issuer          For        For                    For
3.1) Re-elect Mr. S.A. Catz as a Director.                           Issuer          For        For                    For
3.2) Re-elect Mr. V.H. C Cheng as a Director.                        Issuer          For        For                    For
3.3) Re-elect Mr. M.K.T cheung as a Director.                        Issuer          For        For                    For
3.4) Re-elect Mr. J.D. Coombe as a Director.                         Issuer          For        For                    For
3.5) Re-elect Mr. J.L. Duran as a Director.                          Issuer          For        For                    For
3.6) Re-elect Mr. R.A. Fairhead as a Director.                       Issuer          For        For                    For
3.7) Re-elect Mr. D.J. Flint as a Director.                          Issuer          For        For                    For
3.8) Re-elect Mr. A.A. Flockhart as a Director.                      Issuer          For        For                    For
3.9) Re-elect Mr. W.K.L. Fung as a Director.                         Issuer          For        For                    For
3.10) Re-elect Mr. M.F. Geoghegan as a Director.                     Issuer          For        For                    For
3.11) Re-elect Mr. S.K. Green as a Director.                         Issuer          For        For                    For
3.12) Re-elect Mr. S. T. Gulliver as a Director.                     Issuer          For        For                    For
3.13) Re-elect Mr. J.W.J. Hughes-Hallett as a Director.              Issuer          For        For                    For
3.14) Re-elect Mr. W.S.H. Laidlaw as a Director.                     Issuer          For        For                    For
3.15) Re-elect Mr. J. R. Lomax as a Director.                        Issuer          For        For                    For
3.16) Re-elect Sir Mark Moody-Stuart as a Director.                  Issuer          For        For                    For
3.17) Re-elect Mr. G. Morgan as a Director.                          Issuer          For        For                    For
3.18) Re-elect Mr. N.R.N. Murthy as a Director.                      Issuer          For        For                    For
3.19) Re-elect Mr. S.M. Robertson as a Director.                     Issuer          For        For                    For
3.20) Re-elect Mr. J.L. Thornton as a Director.                      Issuer          For        For                    For
3.21) Re-elect Sir Brian Williamson as a Director.                   Issuer          For        For                    For
4) Reappoint the Auditor at remuneration to be determined by the     Issuer          For        For                    For
Group Audit Committee.
5) Authorize the Directors to allot shares.                          Issuer          For        For                    For
S.6) Approve to display pre-emption rights.                          Issuer          For        For                    For
7) Authorized the Company to purchase its own ordinary shares.       Issuer          For        For                    For
S.8) Adopt new Articles of Association with effect from 01 OCT 2009. Issuer          For        For                    For
S.9) Approve general meetings being called on 14 clear days' notice. Issuer          For        For                    For

--------------------------------------------------------------------------------
FRANCE TELECOM

Ticker Symbol: FNCTF                                CUSIP/Security ID: F4113C103
Meeting Date: 26-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
0.1) Receive the reports of the Board of Directors and the           Issuer          For        For                    For
Auditor's, approve the Company's financial statements for the YE 31
DEC 2008, as presented and showing the earnings for the FY of EUR
3,234,431,372.50; grant permanent discharge to the Members of the
Board of Directors for the performance of their duties during the said FY.
0.2) Receive the reports of the Board of Directors and the           Issuer          For        For                    For
Auditor's, approve the consolidated financial statmetns for the said FY, in the form presented to the meeting.
0.3) Approve to acknowledge the earnings amount to EUR               Issuer          For        For                    For
3,234,431,372.50 and decide to allocate to the Legal Reserve EUR
256,930.00 which shows a new amount of EUR 1,045,996,494.40 notes that the distributable income after allocating to the Legal Reserve
EUR 256,930.00 and taking into account the retained earnings amounting to EUR 12,454,519,240.25, amounts to EUR
15,688,693,682.75, resolve to pay a dividend of EUR 1.40 per share which will entitle to the 40% deductin provided by the French
General Tax Code and to appropriate the balance of the
distributable income to the 'Retained Earnings' account, and the interim dividend of EUR 0.60 was already paid on 11 SEP 2008;
receive a remaining dividend of EUR 0.80 on E-half of the dividend balance, I.E., EUR 0.40, will be paid in shares as per the
following conditions: the shareholders may opt for the dividend payment in shares from 02 JUN 2009 to 23 JUN 2009, the balance of the dividend will be paid on 30 JUN 2009, regardless the means of payment; the shares will be created with dividend rights as of 01
JAN 2009, in the event that the Company holds some of its own shares shall be allocated to the retained earnings account as required By Law.
0.4) Receive the special report of the Auditors on agreements        Issuer          For        For                    For
governed by Articles L.225-38 of the French Commercial Code;
approve the said report and the agreements referred to therein.
0.5) Approve to renew the appointment of Ernst and Young audit as    Issuer          For        For                    For
the Statutory Auditor for a 6-year period.
0.6) Approve to renew the appointment of Auditex as the Deputy       Issuer          For        For                    For
Auditor for a 6-year period.
0.7) Approve to renew the appointment of Deloitte ET Asociation as   Issuer          For        For                    For
the Statutory Auditor for a 6-year period.
0.8)Approve to renew the appointment of Beas as the Deputy Auditor   Issuer          For        For                    For
for a 6-year period.
0.9) Authorize the Board of Directors to buyback the Company's       Issuer          For        For                    For
shares in the open market, subject to the conditions described below: maximum purchase price: EUR 40.00, maximu number of shares to be acquired; 10% of the share capital, maximum funds invested in the shares buybacks; EUR 10,459,964,944.00, and to take all
necessary measures and accomplish all necessary formalities;
[Authority expires at the end of 18-month period]; it supersedes the fraction unused of the authorization granted by the
shareholders meeting of 27 May 2008 in Resolution 6.
E.10) Amend the Article NR 13 of the Bye-Laws Board of Directors,    Issuer          For        For                    For
in order to fix the minimal number of shares in the Company, of which the Directors elected by the General Meeting must be holders.
E.11) Authorize the Board of Directos to issue, with the             Issuer          For        For                    For
shareholders preferential subscription right maintained, shares in the Company and the securities giving access to shares of the
Company or one of its subsidiaries; [Authority expires at the end of 26-month period]; it supersedes the fraction unused of the authorization granted by the shareholders meeting 21 MAY 2007 in resolution 8, the maximum nominal amount of capital increase to be carried out under this delegation authority shall not exceed EUR
2,000,000,000.00, the overall nominal amount of debt securities to be issued shall not exceed EUR 10,000,000,000.00 and to take all necessary measures and accomplish all necessary formalities.
E.12) Authorize the Board of Directors to issue by way of a public   Issuer          For        For                    For
offering and or by way of an offer reserved for qualified investors in accordance with the Financial and Monetary code, with
cancellation of the shareholders preferential subscription rights, shares in the Company or one of its subsidiaries; [Authority expires at the end of 26-month period]; it supersedes the fraction unused of the authorization granted by the shareholders meeting 21
MAY 2007 in resolution 9, the maximum nominal amount of capital increase to be carried out under this delegation authority shall not exceed the overall value governed by the current legal and regulatory requirements, the overall amount of debt securities to be issued shall not exceed and shall count against, the overall value related to debt securities set forth in the previous
reolution and to take all necessary measures and accomplish all necessary formalities.
E.13) Authorize the Board of Directors to increae the number of      Issuer          For        For                    For
securities to be issued, at the same price as the initial
issue,within 30 days of the closing of the subscription period and up to a maximum of 15% of the initial issue, for each of the issues decided in accordance with resolutions 11 and 12, subject to the compliance with the overall value set forth in the resolution where the issue is decided; [Authority expires at the end of 26-month period].
E.14) Authorize the Board of Directors to issue Company's shares or  Issuer          For        For                    For
securities giving access to the Company's existing or future shares, in consideration for securities tendered in public exchange offer inititated in France or abroad by the Company concerning the shares of another listed Company; [Authority expires at the end of
26-month period]; it supersedes the fraction unused of the
authorization granted by the shareholders meeting 21 MAY 2007 in resolution 12 the maximum nominal amount of capital increase to be carried out under this delegation authority is set at EUR
1,500,000,000.00, the total nominal amount of capital increase to be carried out under this delegation of authority shall count against the overall value of capital increase set by resolution 12,
, the overall amount of debt securities to be issued shall not exceed and shall count against, the overall value related to debt securities set forth in the previous resolution 11 and tao take all necessary measures and accomplish all necessary formalities.
E.15) Authorize the Board of Directors to increase the share         Issuer          For        For                    For
capital up to a nominal overall amount representing 10% of the share capital by way of issuing Company's shares or securities giving access to the existing or future shares, in consideration for the contributions in kind granted to the Company and comprised of capital securities or securities giviing access to the share capital, the nominal overall value of capital increase resulting from the issues decided by virtue of the present resolution 12, the overall amount of debt securities to be issued shall not exceed and shall count against, the overall value related to debt securities set forth in the previous resolution 11; [Authority expires at the end of 26-month period]; it supersedes the fraction unused of the authorization granted by the shareholders meeting of 21 MAY 2007 in resolution 13, and to take all necessary measures and accomplish all necessary formalities.
E.16) Authorize the Board of Directors to increase on one or more    Issuer          For        For                    For
occasions, the share capital issuance of the Company's shares to be subscribed either in cash or by offsetting of the debts, the maximum nominal amount increase to be carried out under theis delegation of authority is set at EUR 70,000,000.00, this amount shall count against the ceiling set forth in Reslution 18, and to cancel the shareholders preferential subscription rights in favour of the holders of options giving the right to subscribe shares or shares of the Company Orange S.A., who signed a liquidity contract with the Company, and to take all necessary measures and accomplish all necessary formalities; [Authority expires at the end of
18-month period]; it supersedes the fractionunused of the
authorization granted by the shareholders meeting of 27 MAY 2008 in resolution 13.
E.17) Authorize the Board of Directors to proceed on 1 or more       Issuer          For        For                    For
occasions with the issue and the allocation free of charge of liquidity instruments on options ("ILO"), in favour of the holders of options giving the right to subscribe shares of the Company
Orange S.A., having signed a liquidity contract witht he Company, the maximum nominal amount increase to be carried out under theis delegation of authority is set at EUR 1,000,000.00 this amount shall count against the ceiling set forth in Resolution 18 and to take all necessary measures and accomplish all necessary
formalities; {Authority expires at the end of 18-month period]; it supersedes the fraction unused of the authorization granted by the shareholders meeting of 27 MAY 2008 in Resolution 14.
E.18) Adopt the 7 previous resolutions and approve to decides that   Issuer          For        For                    For
the maximum nominal amount pertaining to the capital increases to be carried out with the use of the delegations given by these 7 resolutions set at EUR 3,500,000,000.00.
E.19) Authorize the Board of Directors, to issue on 1 or more        Issuer          For        For                    For
occasions, in France or abroad, and, or on the international market, any securities (other than shares) giving right to the allocation of debt securities, the nominal amount of debt
securities to be issued shall not exceed EUR 7,000,000,000.00 and to take all necessary measures and accomplish all necessary
formalities; [Authority expires at the end of 26-month period]; it supersedes the fraction unused of the authorization granted by the shareholders meeting of 21 MAY 2007 in Resolution 18.
E.20) Approve to delegate to the securities all powers to increase   Issuer          For        For                    For
the share capital in 1 or more occasions, by way of capitalizing reserves, profits or premiums, provided that such capitalization is allowed by Law and under the By-Laws, by issuing bonus shares or raising the par value of existing shares, or by a combination of these methods, the ceiling of the nominal amount of capital
increase resulting from the issues carried by virtue of the present delegation is set at EUR 2,000,000,000.00; [Authority expires at the end of 26-month period]; it supersedes the fraction unused of the authorization granted by the shareholders meeting of 21 MAY
2007 in Resolution 19.
E.21) Authorize the Board of Directors to grant for free on 1 or     Issuer          For        For                    For
more occasions, existing shares in favour of the employees or the corporate officers of the Company and related groups or Companies, they may not represent more than 1% of the share capital and it has been decided to cancel the shareholder's preferential subscription rights in favor of the beneficiaries mentioned above, and to take all necessary measures and accomplish all necessary formalities;
[Authority expires at the end of 38-month period]; it supersedes the fraction unusedof the authorization granted by the shareholders meeting of 21 MAY 2007 in Resolution 12.
E. 22) Authorize the Board of Directors to increase the share        Issuer          For        For                    For
capital on 1 or more occasions by issuing shares or securities giving access to existing or future shares in the Company in favour of employees and former employees who are members of a Company
Savings Plan of the France Telecom Group or by way of allocating free of charge shares or securities giving access to the Company's existing or future shares. i.e., by way of capitalizing the
reserves, profits or premiums, provided that such capitalization is allowed vy Law under the By-Laws, the overall nominal value of capital increase resulting from the issues carried out by virtue of the present resolution is set at EUR 500,000,000.00 the ceiling of the nominal amount of France Telecom's capital increase resulting from teh issues carried out by capitalizing reserves, profits or premiums is also set at EUR 500,000,000.00 and it has been decided to cancel the shareholders preferential subscription rights in favour of the beneficiaries mentioned above and to take all
necessary measures and accomplish all necessary formalities;
[Authority expires at the end of 6-month period]; it supersedes the fraction unused of the authorization granted by the shareholders meeting of 27 MAY 2008 in Resolution 15.
E.23) Authorize the Board of Directors to reduce the share capital   Issuer          For        For                    For
on 1 or more occasions and its sole discretion, by canceling all or part of the shares held by the Company in connection with
repurchase plans authorized prior and posterior to the date of the present shareholders meeting and to take all necessary measures and accomplish all necessary formalities; [Authority expires at the end of 18-month period]; it supersedes the fraction unused of the authorization granted by the shareholders meeting of 27 MAY 2008 in
Resolution 16.
E.24) Grant full powers to the bearer of an original, a copy or      Issuer          For        For                    For
extract of the minutes of the meeting to carry out all filings, publications and other formalities prescribed by law.

--------------------------------------------------------------------------------
TEMENOS GROUP AG,

Ticker Symbol: TMNSF                                CUSIP/Security ID: H8547Q107
Meeting Date: 5-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the 2008 annual report, 2008 annual financial             Issuer          For        For                    For
statements, 2008 consolidated financial statements and the Auditors reports.
2) Approve the allocation of the business sheet result.              Issuer          For        For                    For
3) Grant discharge to the Members of the Board of Directors and      Issuer          For        For                    For
Temenos Senior Management.
4) Amend the Articles of Association.                                Issuer          For        For                    For
5.1) Re-elect Mr. Paul Selway Swift as a Member to the Board of      Issuer          For        For                    For
Directors.
5.2) Re-elect Mr. Mark Austen as a Member to the Board of Directors. Issuer          For        For                    For
5.3) Re-elect Mr. Lewis Rutherford as a Member to the Board of       Issuer          For        For                    For
Directors.
6) Elect the Auditors.                                               Issuer          For        For                    For


--------------------------------------------------------------------------------
TOGNUM AG, FRIEDRICHSHAFEN

Ticker Symbol: TGNMF                                CUSIP/Security ID: D836B5109
Meeting Date: 9-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Presentation of the financial statements and annual report for    Issuer          For        For                    For
the 2008 FY with the report of the Supervisory Board, the Group financial statements and Group annual report and the report of the
Board of Managing Directors pursuant to Sections 289 [4] and 315
[4] of the German Commercial Code.
2) Resolution on the appropriation of the distributable profit of    Issuer          For        For                    For
EUR 201,387,523.01 as follows: payment of a dividend of EUR 0.70 per no-par share EUR 109,425,023.01 shall be carried forward ex-dividend and payable date: 10 JUN.
3) Ratification of the acts of the Board of Managing Directors.      Issuer          For        For                    For
4) Ratification of the acts of the Supervisory Board, including the  Issuer          For        For                    For
retired members.
5) Appointment of the Auditors for the 2009 FY and interim reports:  Issuer          For        For                    For
PricewaterhouseCoopers AG, Stuttgart.
6) Renewal of the authorization to acquire own shares the company    Issuer          For        For                    For
shall be authorized to acquire own shares of up to 10% of its share capital, at prices not differeing neither more than 10% from the market price of the shares, if they are acquired through Stock
Exchange, nor more than 20% if they are acquired by way of a repurchase offer on or before 08 DEC 2010, the Board of Managing
Directors shall be authorized to dispose of the shares in a manner other than the stock exchange or an offer to all shareholders if the shares are sold at a price not materially below their market price, to use the shares in connection with mergers and
acquisitions, within the scope of the Company's Stock Option Plan or for satisfying existing Convertible or option rights, to float the shares on stock exchange and retire the shares.
7.1) Elections to the Supervisory Board: Mr. Edgar Kroekel.          Issuer          For        For                    For
7.2) Elections to the Supervisory Board: Mr. Andreas Renschler.      Issuer          For        For                    For
7.3) Elections to the Supervisory Board: Mr. Albert Xaver Kirchmann  Issuer          For        For                    For
[substitute].


--------------------------------------------------------------------------------
3I GROUP PLC, LONDON

Ticker Symbol: TGOPF                                CUSIP/Security ID: G88473148
Meeting Date: 27-May-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve, subject to and conditional upon Resolutions 2 and 3      Issuer          For        For                    For
being passed the authorized ordinary share capital of the Company be increased from GBP 409,999,850 to GBP 814,641,604 by the
creation of an additional 547,822,682 ordinary shares of 74 19/22 pence each in the capital of the Company.
2) Authorize the Directors, subject to conditional upon Resolutions  Issuer          For        For                    For
1 and 3 being passed and in addition to, and not in substitution for, any existing authority, pursuant to Section 80 of the
Companies Act 1985 [the Act] to exercise all the pwer of the
Company to allot relevant securities [as defined in Section 80(2)
of the Act] up to an aggregate nominal amount of GBP 404,641,755 in the connection of rights issue; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2009 or 15 months from the passing of this resolution]; and the Directors may allot relevant securities after the expiry of this authority in pursuance of such an offer or agreemtn as if this authority had not expired.
S.3) Authorize the Directors, subject to conditional upon            Issuer          For        For                    For
Resolutions 1 and 2 and in addition to, and not in substitution for, any existing authority, pursuant to Section 95 of the Act, to allot equity securities [with the meaning of Section 94 of the Act]
for cash, in connection with the rights issue [as specified]
pursuant to the authority conferred by Resolution 3 above, as specified of Section 89 of the Act did not apply to any such allotment, provided that this power is limited to the allotment of equity securities up to an aggregate nominal value of GBP
404,641,755; [Authority expires the earlier of the conclusion of the AGM of the Company to be held in 2009 or 15 months from the passing of this resolution]; and the Directors may allot equity securities after the expiry of this authority in pursuance of such an offer or agreemtn as if this authority had not expired.
4) Approve, subject to and conditional upon Resolutions 1,2 and 3    Issuer          For        For                    For
being passed the amendment to: the 3i Group Discretionary Share
Plan, as summarized in part 1 of the Circular; and Authorize the
Directors and to do all such act and things as may be necessary to carry the same into effect.


--------------------------------------------------------------------------------
HISCOX LTD

Ticker Symbol: HCXLF                                CUSIP/Security ID: G4593F104
Meeting Date: 3-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Receive the annual report and the accounts for the YE 31 DEC      Issuer          For        For                    For
2008.
2) Approve the Directors' remuneration report for the YE 31 DEC      Issuer          For        For                    For
2008.
3) Appoint Mr. ER Jansen as a Director of the Company.               Issuer          For        For                    For
4) Appoint Mr. G. Stokholm as a Director of the Company.             Issuer          For        For                    For
5) Re-appoint Mr. B.E. Masojada as a Director of the Company.        Issuer          For        For                    For
6) Re-appoint Mr. D.M. Healy as a Director of the Company.           Issuer          For        For                    For
7) Re-appoint Mr. D.A. Stuurop as a Director of the Company.         Issuer          For        For                    For
8) Appoint KPMG as the Auditors of the Company and authorize the     Issuer          For        For                    For
Directors to determine the Auditors' remuneration.
9) Declare a final dividen for the YE 31 DEC 2008.                   Issuer          For        For                    For
10) Authrize the Directors to allot shares.                          Issuer          For        For                    For
11) Approve teo disapply pre-emption rights.                         Issuer          For        For                    For
12) Authorize the Company to purchase its own shares.                Issuer          For        For                    For


--------------------------------------------------------------------------------
BANK OF CHINA LTD

Ticker Symbol: BACHY                                CUSIP/Security ID: 06426M104
Meeting Date: 18-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the 2008 working report of the Board of Directors of the  Issuer          For        For                    For
Bank.
2) Approve the 2008 working report of the Board of Supervisors of    Issuer          For        For                    For
the Bank.
3) Approve the 2008 profit distribution plan of the Bank.            Issuer          For        For                    For
4) Approve the 2008 annual financial statemtns of the Bank.          Issuer          For        For                    For
5) Approve the 2009 annual budget of the Bank.                       Issuer          For        For                    For
6) Re-appoint PricewaterhouseCoopers Zhong Tian Certified Public     Issuer          For        For                    For
Accountants Limited Company and PricewaterhouseCoopers Hong Kong as
the Bank's External Auditors for 1009.
7.1) Approve the 2008 performance appraisal and Bonus Plan for Mr.   Issuer          For        For                    For
Xiao Gang, the Chairman of the Board of Directors.
7.2) Approve the 2008 performance appraisal and Bonus Plan for Mr.   Issuer          For        For                    For
Xiao Gang, the Chairman of the Board of Directors.
7.3) Approve the 2008 performance appraisal and Bonus Plan for Mr.   Issuer          For        For                    For
Li Zaohang, the Executive Director and the Executive Vice President
of the Bank.
7.4) Approve the 2008 performance appraisal and Bonus Plan for Mr.   Issuer          For        For                    For
Zhou Zaiqun, the Executive Director and the Executive Vice
President of the Bank.
7.5) Approve the 2008 performance appraisal and Bonus Plan for Mr.   Issuer          For        For                    For
Liu Ziqiang, the Chairman of the Board of Supervisors.
7.6) Approve the 2008 perforamnce appraisal and Bonus Plan for Mr.   Issuer          For        For                    For
Wang Xueqiang, the Supervisor of the Bank.
7.7) Approve the 2008 performance appraisal and Bonus Plan for Mr.   Issuer          For        For                    For
Liu Wanming, the Supervisor of the Bank.
8.1) Re-elect Mr. Seah Lim Huat Peter as a Non-Executive Director    Issuer          For        For                    For
of the Bank.
8.2) Re-elect Mr. Alberto Togni as a Independent Non-Executive       Issuer          For        For                    For
Director of the Bank.
9) Approve the proposal for Supplemental Delegation of authorities   Issuer          For        For                    For
by the Shareholders meeting to the Board of Directors of the Bank.
S.10) Amend the Article 238 of the Articles of Association as        Issuer          For        For                    For
specified.
S.11) Approve the issue of RMB-denominated bonds by the Bank in      Issuer          For        For                    For
Hong Kong for an aggregate amount not exceeding RMB 10 billion by the end of 2010; the issue of RMB-denominated bonds by the Bank in accordance with the following principles: (a) Issue size, taking into account the amount of RMB-denominated deposit in Hong Kong and the conditions of the bond market, the Bank plans to issue
RMB-denominated bonds in Hong Kong for an amount not exceeding RMB
10 billion by the end of 2010; (b) Term, In accordance with the
Hong Kong residents investment preference and the utilization of the Bank's funds, the term of the bond will not exceed 3 years;
Interest rate, the nominal rate of the RMB-denominated bond will be determined by reference to the level of RMB deposit rate and the level of bond yield in the relevant market, and will be finalized by reference to the term of the bonds and the prevailing market conditions, authorize the Board to finalize the terms of such
RMB-denominated bond issues including the timeing of the issue, the issue size, the term and the interest rate, as well as other relevant matters and signing all related documents.

--------------------------------------------------------------------------------
SELOGER.COM PARIS

Ticker Symbol: SELOF                                CUSIP/Security ID: F8300W111
Meeting Date: 16-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
O.1) Approve the uncosolidated accounts for the 2008 FY - Grant      Issuer          For        For                    For
discharge to the Board of Directors, Supervisory Board and
Statutory Auditors.
O.2) Approve the consolidated accounts for the 2008 FY.              Issuer          For        For                    For
O.3) Approve the distribution of profits.                            Issuer          For        For                    For
O.4) Approve the report on the regulated agreements concluded        Issuer          For        For                    For
during the FYE on 31 DEC 2008 and of prior financial years.
O.5) Approve the allowances for the benefit of the Company's         Issuer          For        For                    For
Supervisory Members.
O.6)Authorize the Board of directors to implement a program to       Issuer          For        For                    For
repuchase Company's shares: maximum purchase price EUR 50.
E.7) Approve the statutory amendments.                               Issuer          For        For                    For
E.8) Authorize the Board of Directors to increase with a limit of    Issuer          For        For                    For
EUR 750,000 the capital by issuing common shares or any financial securities giving access to capital with maintenance of
preferential subscription rights of shareholders.
E.9) Authorize the Board of Directors to increase with a limit of    Issuer          For        For                    For
EUR 750,000 of nominal the capital by issuing common shares or any financial securities giving access to Company's capital or any of its subsidiaries with cancellation of preferential subsc
E.10) Authroize the Board of Directors to increase the amount of an  Issuer          For        For                    For
initial issue, with maintenance of preferential subscription rights of shareholders, determined in accordance with the eighth and ninth resolutions respectively, in case of excess demand.
E.11) Authorize the Board of Directors to determine the issue        Issuer          For        For                    For
price, as determined by the General Assembly, without preferential subscription rights, by a public offer or an offer referred to in
II of Article L. 411-2 of the Monetary and Financial Code, of
equity securities to issue immediately or ultimately.
E.12) Authorize the Board of Directors under the regulated           Issuer          For        For                    For
agreements referred to in Article L.225-129-2 of the Commercial
Code, in order to decide the incorporation of profits, reserves or premiums.
E.13) Approve the delegates to increase the capital with             Issuer          For        For                    For
cancellation of preferential subscription rights to pay
contributions of securities in case of an exchange public offer or a contribution in kind of securities of other Companies.
E.14) Authorize the Board of Directors to allocate its related       Issuer          For        For                    For
subscription options or purchase of shares to the corporate
managers and the Company's employees.
E.15) Authorize the Board of Directors to carry out the allocation   Issuer          For        For                    For
of free shares subject to conditions of performance where
appropriate [on the basis of existing shares or to issue] to the corporate managers and to the Company's employees and its
affiliates.
E.16) Authorize the Board of Directors to increase the capital       Issuer          For        For                    For
reserved for Members of a Company Savings Plan.
E.17) Authorize the Board of Directors to cancel the Company's       Issuer          For        For                    For
shares purchased under the conditions fixed by the General
Assembly, if necessary, up to 10%.
E.18) Grant powers. Issuer For For For


--------------------------------------------------------------------------------
HIGH TECH COMPUTER CORP.

Ticker Symbol: HTCCF                                CUSIP/Security ID: Y3194T109
Meeting Date: 19-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
B.1) Approve the 2008 business reports and financial statements.     Issuer          For        For                    For
B.2) Approve the 2008 profit distribution.                           Issuer          For        For                    For
B.3) Approve the issuance of new shares from retained earnings, and  Issuer          For        For                    For
staff bonus.
B.4) Approve the revision to the Articles of Incorporation.          Issuer          For        For                    For
B.5) Approve the revision to the procedures of asset acquisition or  Issuer          For        For                    For
disposal.
B.6) Approve the revision to the procedures of trading derivatives.  Issuer          For        For                    For
B.7) Approve the revision to the procedures of monetary loans.       Issuer          For        For                    For
B.8) Approve the revision to the procedures of endorsement and       Issuer          For        For                    For
guarantee.
B.9) Elect 1 Director.                                               Issuer          For        For                    For
B.10) Extraordinary Motions.                                         Issuer          For        Abstain                For

--------------------------------------------------------------------------------
TAYLOR WIMPEY PLC, SOLIHULL WEST MIDLANDS

Ticker Symbol: TWODY                                CUSIP/Security ID: 877409102
Meeting Date: 19-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
3) Re-elect Mr. Norman Askew.                                        Issuer          For        For                    For
4) Re-elect Mr. Mike Davies.                                         Issuer          For        For                    For
5) Re-appoint Deloitte LLP as the Auditors.                          Issuer          For        For                    For
6) Authorize the Director to allot shares.                           Issuer          For        For                    For
S.7) Approve to dis-apply Pre-emption Rights.                        Issuer          For        For                    For
S.8) Authorize the Company to make market purchases of its Share.    Issuer          For        For                    For
9) Approve the Directors Remuneration Report.                        Issuer          For        For                    For
10) Grant authority for the Political Expenditure.                   Issuer          For        For                    For
S.11) Amend the Notice Period for certain meetings.                  Issuer          For        For                    For


--------------------------------------------------------------------------------
ARCELORMITTAL SA LUXEMBOURG

Ticker Symbol: AMSYF                                CUSIP/Security ID: L0302D129
Meeting Date: 17-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve the decision to (i) renew for a 5-year period the         Issuer          For        For                    For
authorized share capital of EUR 7,082,460,000 represented by
1,617,000,000 shares without nominal value, compared to the
Company's issued share capital of EUR 6,345,859,399.86 represented by 1,448,826,347 shares without nominal value, representing a potential maximum increase in the Company's issued share capital of
168,173,653 new shares, and (ii) authorized the Board of Directors of the Company to issue within the limit of such authorized share capital, new shares for various types of transactions and to amend
Article 5.5 of the Articles of Association of the Company.


--------------------------------------------------------------------------------
DEBENHAMS PLC, LOND

Ticker Symbol: DBHMY                                CUSIP/Security ID: 242737104
Meeting Date: 23-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve to increase the authorized share capital of the Company.  Issuer          For        For                    For
2) Authorized the Directors of the Company to allot shares in        Issuer          For        For                    For
connection with the capital raising.
S.3) Approve to disapply statutory pre-emption rights.               Issuer          For        For                    For
S.4) Approve the terms and implementation of the capital raising.    Issuer          For        For                    For

--------------------------------------------------------------------------------
HTC CORP.

Ticker Symbol: HTCKF                                CUSIP/Security ID: 42980M206
Meeting Date: 19-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
A.1) The 2008 business operations.                                   None            none       None                   None
A.2) The 2008 audited report.                                        None            none       None                   None
A.3) The revision to the rules of the Board meeting.                 None            none       None                   None
A.4) The status of buyback treasury stock.                           None            none       None                   None
B.1) Approve the 2008 business reports and financial statements.     Issuer          For        For                    For
B.2) Approve the 2008 profit distribution, proposed cash dividend:   Issuer          For        For                    For
TWD 27 per share.
B.3) Approve the issuance of new shares from retained earnings, and  Issuer          For        For                    For
staff bonus, proposed stock dividend: 50 for 1,00 shares held.
B.4) Approve the revision to the Articles of Incorporation.          Issuer          For        For                    For
B.5) Approve the revision to the procedures of asset acquisition or  Issuer          For        For                    For
disposal.
B.6) Approve the revision to the procedures of trading derivatives.  Issuer          For        For                    For
B.7) Approve the revision to the procedures of monetary loans.       Issuer          For        For                    For
B.8) Approve the revision to the procedures of endorsement and       Issuer          For        For                    For
guarantee.
B.9) Elect Mr. Hochen Tan as a Director, Shareholder                 Issuer          For        For                    For
No. D101161444.
B.10) Extraordinary Motions.                                         Issuer          For        For                    For


--------------------------------------------------------------------------------
NEW WORLD DEPT STORE CHINA LTD

Ticker Symbol: NWRLY                                CUSIP/Security ID: 64927Q108
Meeting Date: 29-Jun-09

                                                                                                  FUND'S VOTE FOR OR     WHETHER
                                                                                      WHETHER    AGAINST PROPOSAL, OR     VOTE
                                                                      WHO PROPOSED   FUND CAST     ABSTAIN; FOR OR     WAS FOR OR
                                                                     MATTER: ISSUER   VOTE ON     WITHHOLD REGARDING     AGAINST
SUMMARY OF MATTER VOTED ON                                           / SHAREHOLDER     MATTER   ELECTION OF DIRECTORS  MANAGEMENT
--------------------------                                           --------------  ---------  ---------------------  ----------
1) Approve and ratify the Master Management Agreement [as            Issuer          For        For                    For
specified] and the transactions contemplated under the Master management Agreement and the implementation thereof; the relevant
Annual Caps as specified, in respect of the consideration payable under the Master Management Agreement for each of the 3 years ending 30 JUN 2010, 2011 and 2012; and authorize any 1 Director of the Company, or any 2 Directors of the Company if the affixation of the common seal is necessary, to execute all such other documents and agreements and do all such acts and things as he/she or they may in his/her or their absolute discretion consider to be
necessary, desirable, appropriate or expedient to implement and/or give effect to the Master Management Agreement and the transactions contemplated thereunder and all matters incidental to, ancillary to incidental thereto.
2) Approve and ratify the Master Leasing Agreement [as specified]    Issuer          For        For                    For
and the transactions contemplated under the Master Leasing
Agreement and the implementation thereof; the relevant Annual Caps as specified, in respect of the consideration payable under the
Master Leasing Agreement for each of the 3 years ending 30 JUN
2010, 2011 and 2012; and authorize any 1 Director of the Company, or any 2 Directors of the Company if the affixation of the common seal is necessary, to execute all such other documents and
agreements and do all such acts and things as he/she or they may in his/her or their absolute discretion consider to be necessary, desirable, appropriate or expedient to implement and/or give effect to the Master Leasing Agreement and the transactions contemplated thereunder and all matters incidental to, ancillary or incidental thereto.
3) Approve and ratify the Master Concessionaire Counter Agreement    Issuer          For        For                    For
[as specified] and the transactions contemplated under the Master
Concessionaire Counter Agreement and the implementation thereof;
the relevant annual caps as specified, in respect of the
consideration payable under the Master Concessionaire Counter
Agreement for each of the 3 years ending 30 JUN 2010, 2011, and
2012; and authorize any 1 Director of the Company, or any 2
Directors of the Company if the affixation of the common seal is necessary, to execute all such other documents and agreements and do all such acts and things as he/she or they may in his/her or their absolute discretion consider to be necessary, desirable, appropriate or expedient to implement and/or give effect to the
Master Concessionaire Counter Agreement and the transactions contemplated thereunder and all matters incidental to, ancillary or incidental thereto.
4) Approve and ratify the Master Services Agreement [as specified]   Issuer          For        For                    For
and the transactions contemplated under the Master Services
Agreement and the implementation thereof; approve the relevant
Annual Caps as specified, in respect of the consideratin payable under the Master Services Agreement for each of the 3 years ending
30 JUN 2010, 2011 and 2012; and authorize any 1 Director of the
Company, or any 2 Directors of the Company if the affixation of the common seal is necessary, to execute all such other documents and agreements and do all such acts and things as he/she or they may in his/her or their absolute discretion consider to be necessary, desirable, appropriate or expedient to implement and/or give effect tot he Master Services Agreement and the transactions contemplated thereunder and all matters incidental to, ancillary or incidental thereto.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        UBS Tamarack International Fund, L.L.C.
          ----------------------------------------------------------------------

By (Signature and Title)*  /s/ Craig Goos
                         -------------------------------------------------------
                           Craig Goos, Principal Executive Officer

Date              08/26/2009
    ----------------------------------------------------------------------------

   *Print the name and title of each signing officer under his or her signature.